      As filed with the Securities and Exchange Commission on September 10, 2002
                                      Registration Nos.: 811-21145 and 333-92106

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

--------------------------------------------------------------------------------
                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                          [ ]
Pre-Effective Amendment No. 1                             [X]
Post-Effective Amendment No. ___                          [ ]

and/or

REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940                  [X]
Amendment No. 1

                            Fresco Index Shares Funds
               (Exact Name of Registrant as Specified in Charter)

               51 West 52nd Street, New York, New York 10019-6114
                    (Address of Principal Executive Offices)

                   Registrant's Telephone Number: 212-882-5000

                            Cynthia Lo Bessette, Esq.
                            Assistant General Counsel
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and Address of Agent for Service)

                                   Copies to:

                              Stuart Strauss, Esq.
                             Mayer Brown Rowe & Maw
                                  1675 Broadway
                          New York, New York 10019-5820

                           Stephanie M. Nichols, Esq.
                       State Street Bank and Trust Company
                          One Federal Street, 9th Floor
                                Boston, MA 02110

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this registration statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

--------------------------------------------------------------------------------

                              Subject to Completion
                 Preliminary Prospectus dated September 10, 2002
--------------------------------------------------------------------------------

Fresco'sm' Index Shares Funds

Fresco'sm' Dow Jones STOXX 50'sm' Fund
Fresco'sm' Dow Jones EURO STOXX 50'sm' Fund




                            -------------------------

                                    PROSPECTUS

                                October [ ], 2002

                            -------------------------




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. NO PERSON MAY SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
              Not FDIC Insured. May lose value. No bank guarantee.
--------------------------------------------------------------------------------

                           Fresco Index Shares Funds



                                    CONTENTS
                                    THE FUNDS

           ----------------------------------------------------------

Basic information regarding the funds                          The Trust

                                                               Who Should Invest

                                                               Fresco Dow Jones STOXX 50 Fund

                                                               Fresco Dow Jones EURO STOXX 50 Fund

                                                               Additional Investment Strategies

                                                               Additional Risks


                                 YOUR INVESTMENT

           ----------------------------------------------------------

Information on managing your fund account                      Buying and Selling the Funds

                                                               Purchase and Redemption of Creation Units

                                                               Pricing and Valuation

                             ADDITIONAL INFORMATION

           ----------------------------------------------------------

Additional information about the funds                         Management

                                                               Index Licenses

                                                               Disclaimers

                                                               Distributions

                                                               Tax Matters

                                                               General Information

Where to learn more about the funds                            Back Cover




                  --------------------------------------------
                      Each fund alone is not a complete or
                          balanced investment program.
                  --------------------------------------------

                               Prospectus Page 2

                           Fresco Index Shares Funds

                      BASIC INFORMATION REGARDING THE FUNDS
                                    THE TRUST


      --------------------------------------------------------------------

Fresco Index Shares Funds (the "Trust") is an investment company consisting of two separate exchange-traded "index funds" ("Funds"). Each Fund is non-diversified. The investment objective of each Fund is to replicate as closely as possible, before expenses, the price and yield of a specified market index. UBS Global Asset Management (US) Inc. ("UBS Global AM") is the investment advisor and principal underwriter for each Fund. UBS Global Asset Management International Ltd is the sub-advisor for each Fund. The shares of each Fund are referred to herein as "Fresco Index Shares."

Fresco Index Shares are listed on the New York Stock Exchange and trade on the New York Stock Exchange at market prices that may differ to some degree from net asset value of Fresco Index Shares. Unlike conventional mutual funds, each Fund issues and redeems Fresco Index Shares on a continuous basis, at net asset value, only in a large specified number of Fresco Index Shares called a "Creation Unit."* Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, Fresco Index Shares are not redeemable securities of the Funds.


                                WHO SHOULD INVEST

      --------------------------------------------------------------------

Each Fund is designed for investors who seek a relatively low-cost "passive" approach for investing in a portfolio of equity securities of companies in a specified index. The Funds may be suitable for long-term investment in the market represented in the relevant index. Fresco Index Shares of each Fund may also be used as an asset allocation tool or as a speculative trading instrument.


--------
* Except that under the "Dividend Reinvestment Service" described further in the Statement of Additional Information, however, Shares may be created in less than a Creation Unit size aggregation and upon termination of a Fund, Shares will be redeemed in less than a Creation Unit size aggregation.

                               Prospectus Page 3

                           Fresco Index Shares Funds

                         FRESCO DOW JONES STOXX 50 FUND
                                  (SYMBOL: FEU)
                    INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

     ---------------------------------------------------------------------

Investment Objective


To replicate as closely as possible, before expenses, the price and yield of the Dow Jones STOXX 50 Index.


Principal Investment Strategies


The Fund uses a passive management strategy designed to track the performance of the Dow Jones STOXX 50 Index. The Dow Jones STOXX 50 Index represents the performance of the 50 largest companies, across all components of the 18 Dow Jones STOXX 600'sm' market sector indexes. The Dow Jones STOXX 600 market sector indexes are a subset of the pan-European Dow Jones STOXX'sm' Total Market Index and contain the 600 largest stocks traded on the major exchanges in Europe. Countries covered currently include Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones STOXX 50 Index is a free float, market capitalization weighted index that captures approximately 60% of the underlying market capitalization of the pan-European Dow Jones STOXX Total Market Index. The Dow Jones STOXX Total Market Index covers approximately 95% of the free-float market capitalization of the investable universe in Europe.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Dow Jones STOXX 50 Index. The Fund's investment advisor seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Dow Jones STOXX 50 Index (a figure of 1.00 would represent perfect correlation).

The Fund generally will invest in all of the stocks comprising the Dow Jones STOXX 50 Index in proportion to their weightings in the Dow Jones STOXX 50 Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks at those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Dow Jones STOXX 50 Index in proportions expected by the investment advisor to replicate generally the performance of the Dow Jones STOXX 50 Index as a whole. There may also be instances in which the investment advisor may choose to overweight a stock in the Dow Jones STOXX 50 Index, purchase securities not in the Dow Jones STOXX 50 Index that the investment advisor believes are appropriate to substitute for the securities contained in the Dow Jones STOXX 50 Index, or utilize various combinations of other available investment techniques, in seeking to track accurately the Dow Jones STOXX 50 Index. In addition, from time to time, stocks are added to or removed from the Dow Jones STOXX 50 Index. The Fund may sell stocks that are represented in the Dow Jones STOXX 50 Index, or purchase stocks that are not yet represented in the Dow Jones STOXX 50 Index, in anticipation of their removal from or addition to the Dow Jones STOXX 50 Index.


                               Prospectus Page 4

                           Fresco Index Shares Funds


The Fund will normally invest at least 90% of its total assets in component securities that comprise the Dow Jones STOXX 50 Index.

The Fund will not concentrate its investments in an industry (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that the Dow Jones STOXX 50 Index concentrates in the stocks of such particular industry or group of industries.

The Fund may enter into forward currency exchange contracts to facilitate local securities settlement or for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the investment advisor, and the Fund is not required to hedge its foreign currency positions.


Principal risks of investing in the Fund


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. An investment in the Fund involves risks similar to those of investing in any fund of equity securities of European issuers, such as market fluctuations caused by economic and political developments, changes in interest rates and perceived trends in stock prices. Unlike many investment companies, the Fund is not "actively managed." Therefore, it would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Dow Jones STOXX 50 Index. You should anticipate that the value of Fresco Index Shares will increase or decrease, more or less, in correlation with any increase or decrease in the value of the Dow Jones STOXX 50 Index. The principal risks presented by an investment in the Fund are:


Equity Risk--Stock values could decline generally or could underperform other investments.


Foreign Stock Risk--The Fund invests principally in the stock of European issuers. Foreign securities involve special risks and costs. These risks may include less market liquidity and generally greater market volatility than US securities, exchange rate fluctuations and controls, less complete financial information about the issuers as compared to US issuers, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements. Investment in foreign securities may involve higher costs than investment in US securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.


                               Prospectus Page 5

                           Fresco Index Shares Funds



Currency Risk--The Fund's net asset value is determined on the basis of US dollars. Therefore, you may lose money if the local currency of a foreign market depreciates against the US dollar even if the local currency value of the Fund's holdings goes up.


Index Tracking Risk--The Fund's return may not match the return of the Dow Jones STOXX 50 Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Dow Jones STOXX 50 Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's holdings to reflect changes in the composition of the Dow Jones STOXX 50 Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or as a result of reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions, its return may not correlate as well with the return on the Dow Jones STOXX 50 Index, as would be the case if it purchased all of the stocks in the Dow Jones STOXX 50 Index.

Lack of Diversification-- The Fund is non-diversified and as a result may be more volatile than other funds. Because the Fund as a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the price of the Fund's Fresco Index Shares. The Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk - The Fund's assets may be concentrated in an industry or group of industries to the extent that the Fund's underlying index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent that if the Fund's assets were invested in a wide variety of industries.




Forward Currency Exchange Contracts-- A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The Fund could experience losses if the value of its forward currency contracts was poorly correlated with its other investments or if it could not close out its position because of an illiquid market.


Changes in policies


The Trust's Board of Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Board of Trustees will not materially change the Fund's investment objective without shareholder approval. In addition, the Fund will provide shareholders with 60 days written notice prior to any change in its investment


                               Prospectus Page 6

                           Fresco Index Shares Funds


policy to invest at least 90% of its total assets in component securities that comprise the Dow Jones STOXX 50 Index.


                             PERFORMANCE INFORMATION

     ---------------------------------------------------------------------


As of the date of this Prospectus, the Fresco Dow Jones STOXX 50 Fund has been in operation for less than one full year and therefore no performance information is presented.



                                FEES AND EXPENSES

     ---------------------------------------------------------------------

This table describes the fees and expenses(a) that you may pay if you buy and hold Fresco Index Shares of the Fresco Dow Jones STOXX 50 Fund.



Shareholder Transaction Expenses                                       0.00%

(fees paid directly from your investment) (b)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund's assets) (c)
         Management Fees                                               0.29%
         Distribution and Services (12b-1) Fees                         None
         Other Expenses(d)                                             0.01%
----------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                   0.30%
----------------------------------------------------------------------------



     (a) The Fund started investment operations on October [___], 2002. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the current fiscal year.

     (b) When buying or selling Fresco Index Shares through a broker, you will incur customary brokerage commissions and charges. The Fund, however, issues and redeems Fresco Index Shares only in Creation Units comprising large blocks of 50,000 Fresco Index Shares. Thus, as a practical matter, only institutions or large investors transact in Creation Units. For institutional investors who transact in Creation Units, a Creation or Redemption Transaction Fee, as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund, including market impact expenses relating to investing in or disposing of portfolio securities. The fixed Creation Transaction Fee per transaction is $3,000 and the fixed Redemption Transaction Fee per transaction is $3,000. In addition to these fixed transaction fees, purchases or redemptions of Creation Units for cash (when available) require the payment of additional fees of up to four times the fixed fees. Please see "Purchase and Redemption of Creation Units" for a discussion of Creation and Redemption Transaction Fees.

     (c) Expressed as a percentage of daily net assets.

     (d) The Trust's Investment Advisory Agreement provides that UBS Global AM will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes,

                               Prospectus Page 7

                           Fresco Index Shares Funds


         interest, fees and expenses of the Independent Trustees (including Trustees' counsel fees), litigation expenses and any other extraordinary expenses.

                                     EXAMPLE

    ------------------------------------------------------------------------

The Fresco Dow Jones STOXX 50 Fund sells and redeems Fresco Index Shares in Creation Units. Creation Units are sold and redeemed principally on an in-kind basis for portfolio securities of the Dow Jones STOXX 50. Fresco Index Shares in less than Creation Unit aggregations will not be redeemed by the Fund. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the Dow Jones STOXX 50), assuming a 5% annual return and that the Fund's operating expenses remain the same. Investors should note that the presentation below of a $10,000 investment in a Creation Unit is for illustration purposes only, as Fresco Index Shares will be issued by the Fund only in Creation Units. Further, the return of 5% and estimated expenses are for illustration purposes only and should not be considered indications of expected performance or Fund expenses, each of which may be greater or lesser than the estimates.

Year                  Expenses ($)
1                               31
3                               97


                                Prospectus Page 8

                           Fresco Index Shares Funds


                       FRESCO DOW JONES EURO STOXX 50 FUND
                                  (SYMBOL: FEZ)
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS


Investment Objective


To replicate as closely as possible, before expenses, the price and yield of the Dow Jones EURO STOXX 50 Index.


Principal Investment Strategies


The Fund uses a passive management strategy designed to track the performance of the Dow Jones EURO STOXX 50 Index. The Dow Jones EURO STOXX 50 Index represents the performance of the 50 largest companies, across all components of the 18 Dow Jones EURO STOXX 600'sm' market sector indexes. The Dow Jones EURO STOXX 600 market sector indexes are a subset of the Dow Jones EURO STOXX'sm' Total Market Index and contain the 600 largest stocks traded on the major exchanges in the Eurozone. Countries covered currently include Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain. The Dow Jones EURO STOXX 50 Index is a free float, market capitalization weighted index that captures approximately 60% of the underlying market capitalization of the pan-European Dow Jones EURO STOXX Total Market Index. The Dow Jones EURO STOXX Total Market Index covers approximately 95% of the free-float market capitalization of the investable universe in the Eurozone.

The Fund, using an "indexing" investment approach, attempts to replicate, before expenses, the performance of the Dow Jones EURO STOXX 50 Index. The Fund's investment advisor seeks a correlation of 0.95 or better between the Fund's performance and the performance of the Dow Jones EURO STOXX 50 Index (a figure of 1.00 would represent perfect correlation).

The Fund generally will invest in all of the stocks comprising the Dow Jones EURO STOXX 50 Index in proportion to their weightings in the Dow Jones EURO STOXX 50 Index. However, under various circumstances, it may not be possible or practicable to purchase all of those stocks at those weightings. In those circumstances, the Fund may purchase a sample of the stocks in the Dow Jones EURO STOXX 50 Index in proportions expected by the investment advisor to replicate generally the performance of the Dow Jones EURO STOXX 50 Index as a whole. There may also be instances in which the investment advisor may choose to overweight a stock in the Dow Jones EURO STOXX 50 Index, purchase securities not in the Dow Jones EURO STOXX 50 Index that the investment advisor believes are appropriate to substitute for the securities contained in the Dow Jones EURO STOXX 50 Index, or utilize various combinations of other available investment techniques, in seeking to track accurately the Dow Jones EURO STOXX 50 Index. In addition, from time to time, stocks are added to or removed from the Dow Jones EURO STOXX 50 Index. The Fund may sell stocks that are represented in the Dow Jones


                               Prospectus Page 9

EURO STOXX 50 Index, or purchase stocks that are not yet represented in the Dow Jones EURO STOXX 50 Index, in anticipation of their removal from or addition to the Dow Jones EURO STOXX 50 Index.

The Fund will normally invest at least 90% of its total assets in component securities that comprise the Dow Jones EURO STOXX 50 Index.

The Fund will not concentrate its investments in an industry (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that the Dow Jones EURO STOXX 50 Index concentrates in the stocks of such particular industry or group of industries.

The Fund may enter into forward currency exchange contracts to facilitate local securities settlement or for hedging purposes to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the investment advisor, and the Fund is not required to hedge its foreign currency positions.


Principal risks of investing in the Fund


An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Fund. An investment in the Fund involves risks similar to those of investing in any fund of equity securities of European issuers, such as market fluctuations caused by economic and political developments, changes in interest rates and perceived trends in stock prices. Unlike many investment companies, the Fund is not "actively managed." Therefore, it would generally not sell a stock because the stock's issuer was in financial trouble, unless that stock is removed from the Dow Jones EURO STOXX 50 Index. You should anticipate that the value of Fresco Index Shares will increase or decrease, more or less, in correlation with any increase or decrease in the value of the Dow Jones EURO STOXX 50 Index. The principal risks presented by an investment in the Fund are:


Equity Risk--Stock values could decline generally or could underperform other investments.


Foreign Stock Risk--The Fund invests principally in stocks of European issuers. Foreign securities involve special risks and costs. These risks may include less market liquidity and generally greater market volatility than US securities, exchange rate fluctuations and controls, less complete financial information about the issuers as compared to US issuers, and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements. Investment in foreign securities may involve higher costs than investment in US securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments.


                               Prospectus Page 10

                           Fresco Index Shares Funds


Currency Risk--The Fund's net asset value is determined on the basis of US dollars. Therefore, you may lose money if the local currency of a foreign market depreciates against the US dollar even if the local currency value of the Fund's holdings goes up.

Index Tracking Risk--The Fund's return may not match the return of the Dow Jones EURO STOXX 50 Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Dow Jones EURO STOXX 50 Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's holdings to reflect changes in the composition of the Dow Jones EURO STOXX 50 Index. The Fund may not be fully invested at times, either as a result of cash flows into the Fund or as a result of reserves of cash held by the Fund to meet redemptions. If the Fund utilizes a sampling approach, or futures or other derivative positions, its return may not correlate as well with the return on the Dow Jones EURO STOXX 50 Index, as would be the case if it purchased all of the stocks in the Dow Jones EURO STOXX 50 Index.

Lack of Diversification-- The Fund is non-diversified and as a result may be more volatile than other funds. Because the Fund as a non-diversified fund may invest a larger percentage of its assets in the securities of a single company than diversified funds, the performance of that company can have a substantial impact on the price of the Fund's Fresco Index Shares. The Fund intends to maintain the required level of diversification so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, in order to avoid liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code could limit the investment flexibility of the Fund.

Concentration Risk - The Fund's assets may be concentrated in an industry or group of industries to the extent that the Fund's underlying index concentrates in a particular industry or group of industries. By concentrating its assets in a single industry or group of industries, the Fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the Fund to a greater extent that if the Fund's assets were invested in a wide variety of industries.


Forward Currency Exchange Contracts-- A forward currency contract is an obligation to exchange one currency for another on a future date at a specified exchange rate. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of the Fund's foreign holdings increases because of currency fluctuations. The Fund could experience losses if the value of its forward currency contracts was poorly correlated with its other investments or if it could not close out its position because of an illiquid market.

Changes in policies


The Fund's Trustees may change the Fund's investment strategies and other policies without shareholder approval, except as otherwise indicated. The Trustees will not materially change the Fund's investment objective without shareholder approval. In addition, the Fund will provide


                               Prospectus Page 11

                           Fresco Index Shares Funds


shareholders with 60 days written notice prior to any change in its investment policy to invest at least 90% of its total assets in component securities that comprise the Dow Jones EURO STOXX 50 Index.



                             PERFORMANCE INFORMATION

  ----------------------------------------------------------------------------

As of the date of this Prospectus, the Fresco Dow Jones EURO STOXX 50 Fund has been in operation for less than one full year and therefore no performance information is presented.

                                FEES AND EXPENSES


This table describes the fees and expenses(a) that you may pay if you buy and hold Fresco Index Shares of the Fresco Dow Jones EURO STOXX 50 Fund.



Shareholder Transaction Expenses                                    0.00%

(fees paid directly from your investment) (b)
Annual Fund Operating Expenses
(expenses that are deducted from the Fund's assets)(c)
         Management Fees                                            0.29%
         Distribution and Services (12b-1) Fees                      None
         Other Expenses(d)                                          0.01%
-------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.30%
-------------------------------------------------------------------------



     (a) The Fund started investment operations on October [___], 2002. The expenses listed in the Table are estimates based on the expenses the Fund expects to incur for the current fiscal year.

     (b) When buying or selling Fresco Index Shares through a broker, you will incur customary brokerage commissions and charges. The Fund, however, issues and redeems Fresco Index Shares only in Creation Units comprising large blocks of 50,000 Fresco Index Shares. Thus, as a practical matter, only institutions transact in Creation Units. For institutional investors who transact in Creation Units, a Creation or Redemption Transaction Fee, as applicable, will be assessed per transaction, which is intended to approximate the issuance or redemption transaction costs incurred by the Fund, including market impact expenses relating to investing in or disposing of portfolio securities. The fixed Creation Transaction Fee per transaction is $3,000 and the fixed Redemption Transaction Fee per transaction is $3,000. In addition to these fixed transaction fees, purchases or redemptions of Creation Units for cash (when available) require the payment of additional fees of up to four times the fixed fees Please see "Purchase and Redemption of Creation Units" for a discussion of Creation and Redemption Transaction Fees.

     (c) Expressed as a percentage of daily net assets.

     (d) The Trust's Investment Advisory Agreement provides that UBS Global AM will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes,


                               Prospectus Page 12

                           Fresco Index Shares Funds

         interest, fees and expenses of the Independent Trustees (including Trustees' counsel fees), litigation expenses and any other extraordinary expenses.


                                     EXAMPLE


The Fresco Dow Jones EURO STOXX 50 Fund sells and redeems Fresco Index Shares in Creation Units. Creation Units are sold and redeemed principally on an in-kind basis for portfolio securities of the Dow Jones EURO STOXX 50. Fresco Index Shares in less than Creation Unit aggregations will not be redeemed by the Fund. An investor purchasing a Creation Unit on an in-kind basis would pay the following expenses on a $10,000 investment (payment with a deposit of securities included in the Dow Jones EURO STOXX 50), assuming a 5% annual return and that the Fund's operating expenses remain the same. Investors should note that the presentation below of a $10,000 investment in a Creation Unit is for illustration purposes only, as Fresco Index Shares will be issued by the Fund only in Creation Units. Further, the return of 5% and estimated expenses are for illustration purposes only and should not be considered indications of expected performance or Fund expenses, each of which may be greater or lesser than the estimates.


Year                 Expenses ($)
1                              31
3                              97


                               Prospectus Page 13

                           Fresco Index Shares Funds


                        ADDITIONAL INVESTMENT STRATEGIES

   -------------------------------------------------------------------------

Each Fund will normally invest at least 90% of its total assets in component securities that comprise its respective benchmark index. Each Fund may invest its remaining assets in money market instruments, including repurchase agreements or other funds which invest exclusively in money market instruments (subject to applicable limitations under the Investment Company Act of 1940, as amended (the "1940 Act"), or exemptions therefrom), in convertible securities, structured notes (notes on which the amount of principal repayment and interest payments are based on the movement of one or more specified factors, such as the movement of a particular stock or stock index) and in options and futures contracts. Options and futures contracts (and convertible securities and structured notes) may be used by a Fund in seeking performance that corresponds to its respective benchmark index and in managing cash flows. The Funds will not invest in money market instruments as part of a temporary defensive strategy to protect against potential stock market declines. The investment advisor anticipates that it may take approximately three Business Days for additions and deletions to each Fund's benchmark index to be reflected in the portfolio composition of each Fund.

The investment objective of each Fund is a fundamental policy that may be changed only with shareholder approval. Each of the other policies described herein constitutes a non-fundamental policy that may be changed by the Board of Trustees without shareholder approval. Certain other fundamental policies of the Trust are set forth in the Statement of Additional Information under "Investment Restrictions."


Borrowing Money

Each Fund may borrow money from a bank up to a limit of 10% of the value of its assets, but only for temporary or emergency purposes.

Securities Lending

Each Fund may lend its portfolio securities. In connection with such loans, each Fund receives liquid collateral equal to at least 105% of the value of the portfolio securities being lent. This collateral is marked to market on a regular basis.

                                ADDITIONAL RISKS

   -------------------------------------------------------------------------


Trading Issues


Trading in Fresco Index Shares on the New York Stock Exchange may be halted due to market conditions or for reasons that, in the view of the New York Stock Exchange, make trading in Fresco Index Shares inadvisable. In addition, trading in Fresco Index Shares on the New York Stock Exchange is subject to trading halts caused by extraordinary market volatility pursuant to


                               Prospectus Page 14

                           Fresco Index Shares Funds

New York Stock Exchange "circuit breaker" rules. There can be no assurance that the requirements of the New York Stock Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Fluctuation of Net Asset Value


The net asset value of a Fund's Fresco Index Shares will generally fluctuate with changes in the market value of a Fund's holdings. The market prices of Fresco Index Shares will generally fluctuate in accordance with changes in net asset value and supply and demand on the New York Stock Exchange. The investment advisor cannot predict whether Fresco Index Shares will trade below, at or above their net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Fresco Index Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of a Fund's benchmark index trading individually or in the aggregate at any point in time. However, given that Fresco Index Shares can be purchased and redeemed in Creation Units (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the investment advisor believes that large discounts or premiums to the net asset value of Fresco Index Shares should not be sustained.


Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the
Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests.

                   INFORMATION FOR MANAGING YOUR FUND ACCOUNT
                          BUYING AND SELLING THE FUNDS

    ------------------------------------------------------------------------


Fresco Index Shares are listed for secondary trading on the New York Stock Exchange. If you buy or sell Fresco Index Shares in the secondary market, you may incur customary brokerage commissions and charges and may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. Fresco Index Shares will trade on the New York Stock Exchange (or any other securities exchange on which Fresco Index Shares may trade) at prices that may differ to varying degrees from the daily net asset values of Fresco Index Shares and can be affected by market forces, such as supply and demand, economic conditions and other factors. Given, however, that Fresco Index Shares can be issued and redeemed daily in Creation Units, the investment advisor believes that large discounts and premiums to net asset value should not be sustained for very long.

The New York Stock Exchange will disseminate, every fifteen seconds during the regular trading day, an indicative optimized portfolio value ("IOPV") relating to each Fund. The IOPV is the approximate value of Fresco Index Shares of each Fund. This should not be viewed as a "real-

                               Prospectus Page 15

                           Fresco Index Shares Funds



time" update of the net asset value per Fresco Index Share of a Fund, which is calculated only once a day. Bloomberg, L.P. will calculate the IOPVs for each Fund. Neither the Funds, nor UBS Global AM, or any of its affiliates are involved in, or responsible for, the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

                    PURCHASE AND REDEMPTION OF CREATION UNITS


   -------------------------------------------------------------------------


Each Fund issues Fresco Index Shares and redeems Fresco Index Shares only in Creation Units (generally 50,000 Fresco Index Shares per Creation Unit) at their net asset value on a continuous basis only on days the New York Stock Exchange is open for business. By requiring purchase and redemption principally in-kind, each Fund seeks to protect remaining shareholders from adverse effects on the Fund's portfolio that could arise from frequent cash purchase and redemption transactions that affect the net asset value of the Fund. Moreover, in contrast to conventional mutual funds, where redemptions can have an adverse tax impact on taxable shareholders because of the need to sell portfolio securities which, in turn, may generate taxable gain, the in-kind redemption mechanism of the Funds generally will not lead to a tax event for remaining shareholders.

Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of Creation Units. For more detailed information, see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

Purchase


In order to purchase Creation Units of a Fund, an investor must generally deposit a designated portfolio of equity securities constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's benchmark index (the "Deposit Securities") and generally make a small cash payment referred to as the "Cash Component." The list of the names and the number of shares of the Deposit Securities is made available by the Fund's custodian through the facilities of the National Securities Clearing Corporation, commonly referred to as NSCC, immediately prior to the opening of business each day of the New York Stock Exchange. The Cash Component represents the difference between the net asset value of a Creation Unit and the market value of the Deposit Securities.


Orders must be placed in proper form by or through a participant of the Depository Trust Company ("DTC Participant") that has entered into an agreement with the principal underwriter and the transfer agent, with respect to purchases and redemptions of Creation Units ("Authorized Participant"). All orders must be placed for one or more whole Creation Units of Fresco Index Shares of a Fund and must be received by the principal underwriter in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., New York time) ("Closing Time") in order to receive that day's closing net asset value per Fresco Index Share. In the case of custom orders, as further described in the Statement of Additional

                               Prospectus Page 16

                            Fresco Index Shares Funds


Information, the order must be received by the principal underwriter no later than 11:00 a.m. New York time. A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.

A fixed creation transaction fee of $3,000 (the "Creation Transaction Fee") is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional charge of up to four times the Creation Transaction Fee may apply to the extent that cash is used in lieu of securities to purchase Creation Units. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information. The price for each Creation Unit will equal the aggregate daily net asset value per Fresco Index Share, plus the fees described above and, if applicable, any Transfer Taxes.

Fresco Index Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Fund cash at least equal to 125% of the market value of the missing Deposit Securities. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.


Legal Restrictions on Transactions in Certain Stocks


An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at the Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit through the custom basket process. For more details, see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.


Redemption


The Funds' custodian makes available immediately prior to the opening of business each day of the New York Stock Exchange, through the facilities of the NSCC, the list of the names and the number of shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for a particular Fund, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the net asset value of Fresco Index Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable redemption fee and, if applicable, any Transfer Taxes. Should the Fund Securities have a value greater than the net asset value of Fresco Index Shares, a compensating cash payment to the Trust equal to the differential will be required to be arranged for by or on behalf of the redeeming shareholder. For more detail, see "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.


                               Prospectus Page 17

                           Fresco Index Shares Funds


An order to redeem Creation Units of a Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m.) in order to receive that day's closing net asset value per Fresco Index Share. In the case of custom orders, as further described in the Statement of Additional Information, the order must be received by the transfer agent no later than 11:00 a.m. New York time.

A fixed redemption transaction fee of $3,000 (the "Redemption Transaction Fee") is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. To the extent that redemptions are for cash, an additional charge of up to four times the Redemption Transaction Fee may be charged to approximate additional expenses incurred by the Trust. See "PURCHASE AND REDEMPTION OF CREATION UNITS" in the Statement of Additional Information.


Legal Restrictions on Transactions in Certain Stocks

An investor subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash.

                              PRICING AND VALUATION

    ------------------------------------------------------------------------

Net asset value per Fresco Index Share for each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by its total number of Fresco Index Shares outstanding. Expenses and fees, including the management and distribution fees, if any, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Funds' custodian and determined each business day, normally at the close of regular trading of the New York Stock Exchange (ordinarily 4:00 p.m. New York time).

The value of each Fund's portfolio securities is based on the securities' market price when available. When a market price is not readily available or when the value of a security has been materially affected by events occurring after the close of the market but prior to the Funds' calculation of net asset value, a portfolio security is valued at its fair value, as determined under procedures established by the Funds' Board of Trustees. In these cases, a Fund's net asset value will reflect certain portfolio securities' fair values rather than their market prices. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund's portfolio securities may change on days when you will not be able to purchase or sell your Fresco Index Shares.


                               Prospectus Page 18

                           Fresco Index Shares Funds

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

                                   MANAGEMENT

    -----------------------------------------------------------------------

Investment Advisor


UBS Global AM (the "Advisor") is the Funds' investment advisor. UBS Global AM is located at 51 West 52nd Street, New York, New York 10019-6114, and is an indirect wholly owned asset management subsidiary of UBS AG. UBS AG, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry. As of June 30, 2002, UBS Global AM was the investment advisor, sub-advisor or manager of 24 investment companies with 45 separate portfolios and aggregate assets of approximately $66.3 billion.


For the services provided to the Funds under the Investment Advisory Agreement, each Fund pays UBS Global AM fees. The contractual rate for each Fund's advisory fees to UBS Global AM is described below as a percentage of each Fund's average daily net assets.

Fund                                                           Management Fee
-----------------------------------------------------------------------------
Fresco Dow Jones STOXX 50 Fund                                          0.29%
Fresco Dow Jones EURO STOXX 50 Fund                                     0.29%

UBS Global AM will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including Trustees' counsel fees), litigation expenses and any other extraordinary expenses.

Sub-Advisor


UBS Global AM has appointed its affiliate, UBS Global Asset Management International Ltd (the "Sub-Advisor"), to serve as sub-advisor to the Fresco Dow Jones STOXX 50 Fund and the Fresco Dow Jones EURO STOXX 50 Fund. The Sub-Advisor is also an indirect wholly owned asset management subsidiary of UBS AG. As of June 30, 2002, the Sub-Advisor had approximately $16 billion in assets under management. The Sub-Advisor is located at 21 Lombard Street, London, England EC3V 9AH. The Sub-Advisor receives no compensation from any Fund in connection with the services it provides.


Subject to the Advisor's control and supervision, the Sub-Advisor is responsible for the investment management of the portfolios of each of the Fresco Dow Jones STOXX 50 Fund and the Fresco Dow Jones EURO STOXX 50 Fund.

Administrator, Custodian and Transfer Agent

                               Prospectus Page 19

                           Fresco Index Shares Funds

State Street Bank and Trust Company acts as administrator, custodian and transfer agent to each Fund.

Lending Agent


UBS PaineWebber, Inc., an affiliate of UBS Global AM and the Sub-Advisor, acts as the securities lending agent for each Fund. For its services, the lending agent typically receives a portion of the net investment income, if any, earned on the collateral received for the securities loaned.

Principal Underwriter

UBS Global AM is the principal underwriter of each Fund's Fresco Index Shares. The principal underwriter will not distribute Fresco Index Shares in less than Creation Units, and it does not maintain a secondary market in Fresco Index Shares. The principal underwriter may enter into selected dealer agreements with other broker-dealers or other qualified financial institutions for the sale of Creation Units.


                               Prospectus Page 20

                           Fresco Index Shares Funds

                                 INDEX LICENSES

   --------------------------------------------------------------------------


Dow Jones STOXX Indexes

STOXX Limited publishes the Dow Jones STOXX indexes. The Dow Jones STOXX 50 and Dow Jones EURO STOXX 50 Indexes were launched in February 1998, in advance of the European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999. STOXX Limited was founded in 1997 as a joint venture among Deutsche Boerse AG, Dow Jones & Company, Inc., Euronext Paris SA and SWX Swiss Exchange.

                                   DISCLAIMERS

   --------------------------------------------------------------------------

The Fresco Dow Jones STOXX 50 Fund and the Fresco Dow Jones EURO STOXX 50 Fund are not sponsored, endorsed, sold or promoted by STOXX Limited ("STOXX") or Dow Jones & Company, Inc. ("Dow Jones"). Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. STOXX's and Dow Jones' only relationship to the investment advisor and the Funds is the licensing of certain trademarks and trade names of Dow Jones STOXX 50 and the Dow Jones EURO STOXX 50 which are determined, composed and calculated by STOXX without regard to the investment advisor or the Funds. STOXX and Dow Jones have no obligation to take the needs of the investment advisor or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Funds to be listed or in the determination of calculation of the equation by which the Funds are to be converted into cash. Neither STOXX nor Dow Jones will have any obligation or liability in connection with the administration, marketing or trading of the Funds.

Neither STOXX nor Dow Jones guarantees the accuracy and/or the completeness of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or any data included therein and neither STOXX nor Dow Jones shall have any liability for any errors, omissions, or interruptions therein. Neither STOXX nor Dow Jones makes any warranty, express or implied, as to results to be obtained by the investment advisor, owners of the Funds, or any other person or entity from the use of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or any data included therein. Neither STOXX nor Dow Jones makes any express or implied warranties, and STOXX and Dow Jones expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index and any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones or STOXX have any liability for any damages arising out of or related to the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index or the Funds including, without limitation, indirect, punitive, special or consequential damages (including lost profits), even if notified of the possibility of such


                               Prospectus Page 21

                           Fresco Index Shares Funds

damages. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and the investment advisor.


Neither UBS Global AM nor any of its affiliates (collectively referred to herein as, "UBS") guarantees the accuracy and/or the completeness of either the Dow Jones STOXX 50 Index or the Dow Jones EURO STOXX 50 Index (the "Indexes") or any data included therein and UBS shall have no liability for any errors, omissions, or interruptions therein.

UBS makes no warranty, express or implied, as to results to be obtained by a Fund, owners of Fresco Index Shares of a Fund, or any other person or entity from the use of the Indexes or any data included therein. UBS makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indexes or any data included therein. Without limiting any of the foregoing, in no event shall UBS have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.


                                  DISTRIBUTIONS

   --------------------------------------------------------------------------

Dividends and Capital Gains


As a shareholder, you are entitled to your share of a Fund's income and net realized gains on its investments. Each Fund pays out substantially all of its net earnings to its shareholders as "distributions."


Each Fund typically earns income dividends from stocks and interest from debt securities. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as "capital gain distributions."

Income dividend distributions, if any, are distributed to shareholders quarterly. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code.


Distributions in cash may be reinvested automatically in additional whole Fresco Index Shares only if the broker through whom you purchased Fresco Index Shares makes such option available.


                                   TAX MATTERS

   --------------------------------------------------------------------------

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in a Fund.

                               Prospectus Page 22

                           Fresco Index Shares Funds

Unless your investment in a Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when:

o   The Fund makes distributions,


o   You sell Fresco Index Shares listed on the New York Stock Exchange, and

o   You purchase or redeem Creation Units.


Taxes on Distributions


Each Fund will distribute any net investment income quarterly, and any net realized long-term or short-term capital gains at least annually. Each Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in a Fund. Dividends paid out of a Fund's income and net short-term gains, if any, are taxable as ordinary income. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Fresco Index Shares.

Distributions in excess of a Fund's current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Fresco Index Shares, and as capital gain thereafter. A distribution will reduce a Fund's net asset value per Fresco Index Share and may be taxable to you as ordinary income or capital gain even though, from an investment standpoint, the distribution may constitute a return of capital.


If you are not a citizen of the United States, or if you are a foreign entity or if you are not a permanent resident of the United States, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% US withholding tax, unless a lower treaty rate applies.

Dividends and interest received by each Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your Fund must withhold a percentage of your distributions and proceeds if you have not provided a taxpayer identification number or social security number. The backup withholding rates are currently:

         30%    During 2002 and 2003
         29%    During 2004 and 2005
         28%    During 2006 through 2010
         31%    2011 and thereafter.


Taxes on Exchange-Listed Fresco Index Share Sales


                               Prospectus Page 23

                           Fresco Index Shares Funds


Currently, any capital gain or loss realized upon a sale of Fresco Index Shares is generally treated as long-term capital gain or loss if the Fresco Index Shares have been held for more than one year and as short-term capital gain or loss if the Fresco Index Shares have been held for one year or less.

Taxes on Purchases and Redemptions of Creation Units


A person who exchanges equity securities for Creation Units generally will recognize a gain or loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the exchanger's aggregate basis in the securities surrendered and the Cash Component paid. A person who exchanges Creation Units for equity securities will generally recognize a gain or loss equal to the difference between the exchanger's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.


Under current federal tax laws, any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Fresco Index Shares have been held for more than one year and as a short-term capital gain or loss if the Fresco Index Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Fresco Index Shares you purchased or sold and at what price.


The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

                               GENERAL INFORMATION

   --------------------------------------------------------------------------

The Trust was organized as a Massachusetts business trust on February 14, 2002. If shareholders are required to vote on any matters, you are entitled to one vote for each dollar of net asset value you own. Annual meetings of shareholders will not be held except as required by the 1940 Act and other applicable law. See the Statement of Additional Information for more information concerning the Trust's form of organization.


For purposes of the 1940 Act, Fresco Index Shares of the Funds are issued by the respective Funds and the acquisition of Fresco Index Shares by investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act.


                               Prospectus Page 24

                           Fresco Index Shares Funds


From time to time, the Funds advertise yield and total return figures. Yield is an historical measure of dividend income, and total return is a measure of past dividend income (assuming that it has been reinvested) plus capital appreciation. Neither yield nor total return should be used to predict the future performance of a Fund. For a more detailed description of how each Fund computes its performance figures and how these numbers may be used in advertisements, please consult the Statement of Additional Information.

Mayer, Brown, Rowe & Maw, 1675 Broadway, New York, NY 10019-5820, serve as counsel to the Trust, including each Fund. PricewaterhouseCoopers LLP serves as independent accountants and will audit each Fund's financial statements annually.

Fresco is a service mark of UBS AG.

Dow Jones STOXX, Dow Jones EURO STOXX, Dow Jones STOXX 50, Dow Jones EURO STOXX 50, Dow Jones STOXX 600, Dow Jones EURO STOXX 600 and Dow Jones STOXX Total Market Index are each service marks of STOXX Limited.


                               Prospectus Page 25

                       WHERE TO LEARN MORE ABOUT THE FUNDS

--------------------------------------------------------------------------

If you want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (SAI)


The SAI provides more detailed information about the Funds and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


Annual and Semi-Annual Reports

Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during the last fiscal year.


You may discuss your questions about the Funds by contacting your investment professional. You may obtain free copies of the Funds' SAI and annual and semi-annual reports (when available) by contacting the Funds directly at 1-866-4FRESCO.

You may review and copy information about the Funds, including the SAI and shareholder reports, at the Securities and Exchange Commission's Public Reference Room (450 Fifth Street, N.W., Washington D.C. 20549) or on the EDGAR Database on the SEC's Web site (http://www.sec.gov). Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-942-8090. You may get copies of this and other information after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.


                                    811-21145


                               Prospectus Page 26

--------------------------------------------------------------------------------

                              Subject to Completion
    Preliminary Statement of Additional Information dated September 10, 2002

--------------------------------------------------------------------------------

                        FRESCO'sm'* INDEX SHARES FUNDS

                  FRESCO'sm'* DOW JONES STOXX 50'sm''D' FUND
               FRESCO'sm'* DOW JONES EURO STOXX 50'sm''DD' FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                OCTOBER [ ], 2002

Fresco Index Shares Funds (the "Trust") is an investment company consisting of two separate exchange-traded "index funds" ("Funds"). UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, is the investment advisor ("Advisor") and principal underwriter ("Principal Underwriter") for each Fund. UBS Global AM has appointed UBS Global Asset Management International Ltd to serve as each Fund's sub-advisor.

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Funds' current prospectus dated October [ ], 2002, as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the prospectus, unless otherwise noted. A copy of the Funds' current prospectus may be obtained without charge by calling toll-free 1-866-4FRESCO.


TABLE OF CONTENTS

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General Description of the Trust................................................
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Additional Investment Policies and Restrictions.................................

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Dow Jones STOXX Indexes
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Investment Restrictions.........................................................
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Special Considerations and Risks................................................
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Exchange Listing and Trading....................................................
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Management of the Trust.........................................................
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Brokerage Transactions..........................................................
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Book Entry Only System..........................................................
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Purchase and Redemption of Creation Units.......................................

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Determination of Net Asset Value................................................
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Dividends and Distributions.....................................................
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Taxes...........................................................................
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Capital Stock and Shareholder Reports...........................................
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Performance and Other Information...............................................
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Counsel and Independent Auditors................................................
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*    Fresco is a service mark of UBS AG.
'D'  Dow Jones STOXX 50 is a service mark of STOXX Limited.
'DD' Dow Jones EURO STOXX 50 is a service mark of STOXX Limited.








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Financial Statements............................................................
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The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is nor permitted.
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                        GENERAL DESCRIPTION OF THE TRUST


The Trust is an open-end management investment company. The Trust currently consists of two Funds. The Trust was organized as a Massachusetts business trust on February 14, 2002. The Funds offered herein are: Fresco Dow Jones STOXX 50 Fund and Fresco Dow Jones EURO STOXX 50 Fund. The investment objective of each Fund is to provide investment results that, before expenses, correspond generally to the price and yield of a specified market index. The shares of each Fund are referred to herein as "Fresco Index Shares."

Each Fund offers and issues Fresco Index Shares at their net asset value only in aggregations of a specified number of Fresco Index Shares (each, a "Creation Unit") generally in exchange for a basket of equity securities included in its benchmark index ("Deposit Securities") together with the deposit of a specified cash payment ("Cash Component").'SS' Fresco Index Shares trade on the New York Stock Exchange at market prices. These prices may differ from the net asset values of the Fresco Index Shares. Fresco Index Shares are also redeemable only in Creation Unit aggregations**, and generally in exchange for portfolio securities and a specified cash payment. A Creation Unit of each Fund consists of 50,000 Fresco Index Shares.

The Trust reserves the right to offer a "cash" option for purchases and redemptions of Creation Units (subject to applicable legal requirements) although it has no current intention of doing so. Creation Units may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 125% of the market value of the missing Deposit Securities. See "PURCHASE AND REDEMPTION OF CREATION UNITS." In each instance of such cash purchases or redemptions, the Trust may impose, in addition to the fixed Creation or Redemption Transaction Fee, an additional transaction fee of up to four times the fixed Creation or Redemption Transaction Fee. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

                 ADDITIONAL INVESTMENT POLICIES AND RESTRICTIONS

 -------------------------------------------------------------------------------


The following supplements the information contained in the prospectus concerning additional investment policies and restrictions of the Funds.



--------
'SS' See "Dividend Reinvestment Service," however, for a description of the sole case in which Shares may be purchased by the Trustees in less than a Creation Unit size aggregation of 50,000 Shares.

** Except upon termination of a Fund.

Lending Portfolio Securities


Each Fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Because the assets that are pledged as collateral to each Fund in connection with these loans generate income, securities lending may enable a Fund to earn additional income that may partially offset the expenses of such Fund and thereby reduce the effect that expenses have on such Fund's ability to provide investment results that substantially correspond to the price and yield of its respective benchmark index.

Loans of portfolio securities may not exceed 33 1/3 of a Fund's total assets. The documentation for these loans provides that a Fund will receive collateral equal to at least 105% of the current market value of the loaned securities, as marked to market each day that the net asset value of the Fund is determined. Each Fund will pay reasonable administrative and custodial fees in connection with the loan of securities and invests collateral in money market instruments or funds which invest exclusively in money market instruments.


Lending securities enables a Fund to earn additional income but could result in a loss or delay in recovering these securities. The borrower of a Fund's portfolio securities must maintain acceptable collateral with that Fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, U.S. government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. Each Fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. A Fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. Each Fund will retain authority to terminate any of its loans at any time. Each Fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. A Fund will receive amounts equivalent to any dividends, interest or other distributions on the securities loaned. Each Fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the Fund's interest.


Pursuant to procedures adopted by the Funds' Board of Trustees (the "Board"), UBS PaineWebber Inc. ("UBS PaineWebber'sm'*"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for each Fund. The Board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS PaineWebber'sm' for these services. The Board periodically reviews all portfolio securities loan transactions for which UBS PaineWebber'sm' acts as lending agent. UBS PaineWebber'sm' and other affiliated broker-dealers have also been approved as a borrower under each Fund's securities lending program.


Repurchase Agreements

---------------
* UBS PaineWebber is a service mark of UBS AG.

Each Fund may invest in repurchase agreements with commercial banks, brokers or dealers to generate income from its excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires a money market instrument (generally a security issued by the US government or an agency thereof, a banker's acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date (normally, the next business day). A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a Fund and is unrelated to the interest rate on the underlying instrument.

In these repurchase agreement transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by the Fund's custodian until repurchased. No more than an aggregate of 15% of each Fund's net assets will be invested in illiquid securities, including repurchase agreements having maturities longer than seven days and securities subject to legal or contractual restrictions on resale, or for which there are no readily available market quotations.

The use of repurchase agreements involves certain risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, a Fund may incur a loss upon disposition of the security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the U.S. Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by a Fund not within the control of the Fund and, therefore, the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

Other Money Market Instruments


In addition to repurchase agreements, the Funds may invest in other high quality, short-term, U.S. dollar-denominated money market instruments of U.S. and foreign issuers. These instruments may include obligations of banks, time deposits and depository institutions, government and US government agency securities, commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, corporate bonds and notes, variable and floating rate securities, funding agreements, guaranteed investment contracts, variable amount master demand notes, participation interests in any of the foregoing, reverse repurchase agreements, investment companies which invest exclusively in such money market instruments (subject to applicable limitations under Section 12(d)(1) of the Investment Company Act of 1940, as amended ("1940 Act")) and private investment vehicles similar to money market funds, including one managed by UBS Global AM.


Futures Contracts, Options and Swap Agreements

Each Fund may utilize exchange-traded futures and options contracts and swap agreements.

Futures Contracts and Options

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled daily with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or US government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures and options, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, UBS Global AM may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

Restrictions on the Use of Futures and Options

A Fund would not enter into futures contract transactions for purposes other than hedging to the extent that, immediately thereafter, the sum of its initial margin deposits on open contracts exceeds 5% of the market value of a Fund's total assets after taking into account unrealized gains and unrealized losses on such contracts it has entered into. Each Fund would take steps to prevent its futures positions from "leveraging" its securities holdings. When it has a long futures position, it will maintain with its custodian bank, cash or liquid securities having a value equal to the notional value of the contract (less any margin deposited in connection with the position). When it has a short futures position, it will maintain with its custodian bank assets substantially identical to those underlying the contract or cash and liquid securities (or a combination of the foregoing) having a value equal to the net obligation of the Fund under the contract (less the value of any margin deposits in connection with the position).

Short Sales "Against the Box"

Each Fund may engage in short sales "against the box". In a short sale against the box, the Fund agrees to sell at a future date a security that it either contemporaneously owns or has the right to acquire at no extra cost. If the price of the security has declined at the time the Fund is required to deliver the security, the Fund will benefit from the difference in the price. If the price of the security has increased, the Fund will be required to pay the difference.

Swap Agreements

Swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

Future Developments

Each Fund may take advantage of opportunities in the area of options and futures contracts, options on futures contracts, warrants, swaps and any other investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with a Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure.

                             DOW JONES STOXX INDEXES

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STOXX Limited provides and services the Dow Jones STOXX indexes. STOXX Limited was founded in 1997 as a joint venture between Deutsche Boerse AG, Dow Jones & Company, Euronext Paris SA and SWX Swiss Exchange. The Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index were launched in February 1998, in advance of the European Monetary Union, the launch of the euro and the creation of the Eurozone on January 1, 1999.


When the Dow Jones STOXX indexes were created in 1998, the intention was to provide a complete and fully integrated family of market indicators for the European market. While the benchmark indexes resulting from this outlook were innovative in their own right, regional blue-chip indexes were more conspicuously absent from the types of indexes available to investors. The most widely used blue-chip indexes at that time were typically calculated by local exchanges with a variety of incompatible methodologies and consisting wholly of stocks listed on those exchanges.


The Dow Jones STOXX 50 and Dow Jones EURO STOXX 50 Indexes were born out of this need for a set of consistently designed pan-European measures. The indexes track the large-cap markets of the European and Eurozone regions. Both these Dow Jones STOXX blue-chip indexes are designed to be suitable as the basis for investment products, such as derivatives and exchange-traded funds. Their components have a high degree of liquidity and represent the largest companies across all 18 market sectors defined by the Dow Jones Global Classification Standard.


Derived from the broader total market indexes for each of the two regions, Europe and the Eurozone, these two blue-chip indexes each represent about 60% of the market capitalization of their underlying benchmarks. The Dow Jones STOXX 50 Index covers Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones EURO STOXX 50 Index covers the same countries, excluding Denmark, Norway, Sweden, Switzerland and the United Kingdom.

Index Universe. The index universes for each of the Dow Jones STOXX 50 Index and the Dow Jones EURO STOXX 50 Index are defined, respectively, as all components of the 18 Dow Jones STOXX 600'sm''D''D' market sector indexes and all components of the 18 Dow Jones EURO STOXX'sm''DD''DD' market sector indexes. The Dow Jones STOXX 600 market sector indexes contain the 600 largest stocks traded on the major exchanges of 17 European countries. The Dow Jones EURO STOXX market sector indexes represent the Eurozone portion of the Dow Jones STOXX Total Market Index ("TMI"), which in turn covers 95% of the total market capitalization of the stocks traded on the major exchanges of 17 European countries.


Selection List. For each of the 18 Dow Jones STOXX 600 market sector indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones STOXX TMI market sector index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones STOXX 50 Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.

Within each of the 18 Dow Jones EURO STOXX market sector indexes, the component stocks are ranked by free-float market capitalization. The largest stocks are added to the selection list until the coverage is close to, but still less than, 60% of the free-float market capitalization of the corresponding Dow Jones EURO STOXX TMI market sector index. If the next-ranked stock brings the coverage closer to 60% in absolute terms, then it is also added to the selection list. Any remaining stocks that are current Dow Jones EURO STOXX 50 Index components are added to the selection list. The stocks on the selection list are ranked by free-float market capitalization. In exceptional cases, the STOXX Limited Supervisory Board may make additions and deletions to the selection list.

Stock Selection. The 40 largest stocks on the selection list for each index are chosen as components. Any remaining current components of the index ranked between 41 and 60 are added


---------------------

'D''D'   Dow Jones STOXX 600 is a service mark of STOXX Limited.
'DD''DD' Dow Jones EURO STOXX is a service mark of STOXX Limited.

as index components. If the component number is still below 50, then the largest stocks on the selection list are added until the index contains 50 stocks.

Review Frequency.  Index composition is reviewed annually in September.

Weighting. The indexes are each weighted by free-float market capitalization. Each component's weight is capped at 10% of the index's total free-float market capitalization. Weights are reviewed quarterly.

                             INVESTMENT RESTRICTIONS

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The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed with respect to a Fund without the approval of the holders of a majority of such Fund's outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote of the lesser of
(1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of such Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1.       Change its investment objective;


2. Lend any funds or other assets except through the purchase of all or a portion of an issue of securities or obligations of the type in which it is permitted to invest (including participation interests in such securities or obligations) and except that a Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of the value of its total assets;

3. Issue senior securities or borrow money, except borrowings from banks for temporary or emergency purposes in an amount up to 10% of the value of the Fund's total assets (including the amount borrowed), valued at market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, and the Fund will not purchase securities while borrowings in excess of 5% of the Fund's total assets are outstanding, provided, that for purposes of this restriction, short-term credits necessary for the clearance of transactions are not considered borrowings (this limitation on purchases does not apply to acceptance by the Fund of a deposit principally of securities included in the relevant index for the purchase of Creation Units);


4. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure permitted borrowings. (The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to initial or variation margin for futures contracts or options contracts will not be deemed to be pledges of the Fund's assets);


5. Purchase, hold or deal in real estate, but a Fund may purchase and sell securities that are issued by companies that invest or deal in real estate assets;



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



6. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter in connection with the sale of securities in its portfolio;

7. Purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions, except that a Fund may make margin deposits in connection with transactions in options, futures and options on futures;

8.       Sell securities short, except short sales "against the box"; or

9. Invest in commodities or commodity contracts, except that a Fund may transact in exchange traded futures contracts on securities, stock indexes and options on such futures contracts and make margin deposits in connection with such contracts.


10. Concentrate its investments in an industry (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that a Fund will concentrate to approximately the same extent that its underlying index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.


In addition to the investment restrictions adopted as fundamental policies as set forth above, each Fund observes the following restrictions, which may be changed by the Board without a shareholder vote. A Fund will not:

1. Invest in the securities of a company for the purpose of exercising management or control;

2. Hold illiquid assets in excess of 15% of its net assets. An illiquid asset is any asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment; or


3. Under normal circumstances, invest less than 90% of its total assets in component securities that comprise its relevant benchmark Index. Prior to any change in a Fund's 90% investment policy, such Fund will provide shareholders with 60 days written notice.


If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money and illiquid securities will be observed continuously.

                        SPECIAL CONSIDERATIONS AND RISKS

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A discussion of the risks associated with an investment in a Fund is contained in the prospectus. The discussion below supplements, and should be read in conjunction with, the prospectus.

General

Investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks generally and other factors.


An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Fresco Index Shares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.


Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.


Although most of the securities in the indexes are listed on a recognized securities exchange in Europe, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's Fresco Index Shares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent or if bid/ask spreads are wide.


Futures and Options Transactions

Positions in futures contracts and options may be closed out only on an exchange which provides a secondary market therefor. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract or option at any specific time. Thus, it may not be possible to close a futures or options position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it has sold.

A Fund will minimize the risk that it will be unable to close out a futures or options contract by only entering into futures and options for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts, in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to that which is comparable to what they would have incurred through direct investment in stocks.

Utilization of futures transactions by a Fund involves the risk of imperfect or even negative correlation to the benchmark index if the index underlying the futures contracts differs from the benchmark index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option.

Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Risks of Swap Agreements

Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction, but such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor.

Continuous Offering


The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Principal Underwriter, breaks them down into individual Fresco Index Shares, and sells such Fresco Index Shares directly to customers, or if it chooses to couple the creation of a supply of new Fresco Index Shares with an active selling effort involving solicitation of secondary market demand for Fresco Index Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Fresco Index Shares, whether or not participating in the distribution of Fresco Index Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, however, has applied to the Securities and Exchange Commission for an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of Fresco Index Shares. If the SEC grants this relief, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Fresco Index Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by
Section 4(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to Fresco Index Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the New York Stock Exchange, is satisfied by the fact that such fund's prospectus is available at the New York Stock Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.


                          EXCHANGE LISTING AND TRADING

--------------------------------------------------------------------------------

A discussion of exchange listing and trading matters associated with an investment in the Funds is contained in the prospectus under the "DETERMINATION OF NET ASSET VALUE" and "BUYING AND SELLING THE FUNDS." The discussion below supplements, and should be read in conjunction with, such sections of the prospectus.


Fresco Index Shares of each Fund are approved for listing and trading on the New York Stock Exchange, subject to notice of issuance. Fresco Index Shares trade on the New York Stock Exchange at prices that may differ to some degree from their net asset value. There can be no assurance that the requirements of the New York Stock Exchange necessary to maintain the listing of Fresco Index Shares of any Fund will continue to be met.

The New York Stock Exchange may, but is not required to, remove Fresco Index Shares of a Fund from listing if (1) following the initial twelve-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial holders of the Fresco Index Shares of such

Fund for 30 or more consecutive trading days; (2) the value of the underlying index or portfolio of securities on which such Fund is based is no longer calculated or available; or (3) such other event shall occur or condition exists that, in the opinion of the New York Stock Exchange, makes further dealings on the New York Stock Exchange inadvisable. In addition, the New York Stock Exchange will remove the Fresco Index Shares from listing and trading upon termination of the Trust.


As in the case of other stocks traded on the New York Stock Exchange, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.


In order to provide current Fresco Index Share pricing information, the New York Stock Exchange disseminates an updated indicative optimized portfolio value ("IOPV") relating to each Fund as calculated by Bloomberg, L.P. ("Bloomberg"). IOPVs also will be disseminated to providers of financial data via the National Market System. IOPVs are disseminated for each Fund every 15 seconds during regular New York Stock Exchange trading hours of 9:30 a.m., New York time to 4:00 p.m., New York time. Neither the Trust, nor UBS Global AM, or any of its affiliates are involved in or responsible for any aspect of the calculation or dissemination of such IOPVs and make no warranty as to their accuracy.

An IOPV is solely an estimate of the current market value per Fresco Index Share of a Fund. As such, IOPVs are not, and should not be taken to be, a real time update of the net asset value per Fresco Index Share of a Fund, which is calculated only once daily, normally at 4:00 p.m., New York time. Further, IOPVs are not, and should not be taken to be, the price at which Fresco Index Shares may be purchased or sold in the secondary market.

The Trust reserves the right to adjust the stock prices of Fresco Index Shares of a Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

The base and trading currencies of each Fund is the U.S. dollar. The base currency is the currency in which each Fund's net asset value per Fresco Index Share is calculated and the trading currency is the currency in which Fresco Index Shares of the Funds are listed and traded on the New York Stock Exchange.


                             MANAGEMENT OF THE TRUST

--------------------------------------------------------------------------------

The following information supplements and should be read in conjunction with the section in the prospectus entitled "MANAGEMENT."

Trustees and Officers of the Trust

The Board has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by UBS Global AM and other service providers. The

Board currently consists of five trustees, two of whom are "interested persons" (as defined in the 1940 Act) of the Trust.


         Independent Trustees

The following table sets forth information regarding the trustees who are not "interested persons" (as defined in the 1940 Act):



                                                                             Number of
                                                                           Portfolios in
                                                                            Fund Complex
Name, Address                 Position       Principal Occupation(s)         Overseen by        Other Directorships
  and Age                     Held With        During Past 5 Years            Trustee             Held by Trustee
  -------                   Trust; Term of     ------------------             -------             ---------------
                            Office'SS''SS'
                            and Length of
                             Time Served
                             -----------
Walter E. Auch, 81           Trustee         Retired; prior thereto,        41 portfolios in    Trustee, Advisors Series
6001 N. 62nd Place           since 2002      Chairman and CEO of Chicago    three registered    Trust since 1997 (16
Paradise Valley, AZ 85253                    Board of Options Exchange      investment          portfolios); Trustee, Smith
                                             1979-1986.  Trustee, UBS       companies for which Barney Fund Complex since
                                             Supplementary Trust since      UBS Global AM, UBS  1992 (27 portfolios); Trustee
                                             1997.                          Global Asset        Nicholas Applegate
                                                                            Management          Institutional Funds since
                                                                            (Americas) Inc.     1992 (19 portfolios); Trustee
                                                                            ("UBS Global AM     Banyan Strategic Realty Trust
                                                                            (Americas)"), UBS   since 1998; Director, Express
                                                                            PaineWebber'sm' or  America Holdings Corp. since
                                                                            one of their        1992; and Director, Semele
                                                                            affiliates serves   Group Inc. since 1987.
                                                                            as investment
                                                                            advisor,
                                                                            sub-advisor or
                                                                            manager.


------------------------

'SS''SS' Each Trustee holds office for an indefinite term.
*** Messrs. Reilly and Roob also serve on the Board of Directors of Fort Dearborn Income Securities, Inc.

Frank K. Reilly, 66        Trustee      Professor, University of       42 portfolios in      Director, Discover Bank since
College of Business        since 2002   Notre Dame since 1982;         four registered       1993; Director Morgan Stanley
Administration                          Trustee, UBS Supplementary     investment            Trust, FSB since 1996; and
University of                           Trust since 1997; and          companies for which   Director, NIBCO, Inc. since
Notre Dame                              Director, Battery Park Funds   UBS Global AM, UBS    1993.
Notre Dame, IN  46556-0399              Inc. (1995-2001).              Global AM
                                                                       (Americas),
                                                                       UBS PaineWebber'sm'
                                                                       or one of their
                                                                       affiliates serves
                                                                       as investment
                                                                       advisor, sub-advisor
                                                                       or manager.

Edward M. Roob, 67         Trustee      Retired; prior thereto,        42 portfolios in      Trustee, CCM Fund Complex
841 Woodbine Lane          since 2002   Senior Vice President, Daiwa   four registered       since 2001 (9 portfolios).
Northbrook, IL  60002                   Securities America Inc.        investment
                                        1986-1993; Trustee, UBS        companies for which
                                        Supplementary Trust since      UBS Global AM, UBS
                                        1997; Director Brinson Trust   Global AM
                                        Company since 1993; and        (Americas), UBS
                                        Committee Member, Chicago      PaineWebber'sm' or
                                        Stock Exchange 1993-1999.      one of their
                                                                       affiliates serves
                                                                       as investment
                                                                       advisor,
                                                                       sub-advisor or
                                                                       manager.

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

         Interested Trustees

The following table sets forth information regarding the trustees who are "interested persons" (as defined in the 1940 Act) of the Trust by virtue of their positions as officers of UBS Global AM, the Funds' investment advisor:



                                                                                                               Other
                                                                                                               Directorships
Name, Address                   Position(s)      Principal Occupation(s)     Number of Portfolios in Fund      Held by
and Age                         Held With        During Past 5 Years         Complex Overseen by Trustee       Trustee
-------                         Trust; Term of   -------------------         ---------------------------       -------
                                Office'D''D''D'
                                and Length of
                                Time Served
                                ------------
Brian M. Storms, 47             Trustee and      Mr. Storms is chief         39 portfolios in three            None.
51 West 52nd Street             Chairman and     executive officer (since    investment companies for which
New York, NY                    Trustee since    July 2002), director and    UBS Global AM, UBS Global AM
10019-6114                      2002             president of UBS Global     (Americas), UBS PaineWebber'sm'
                                                 AM (since March 1999).      or one of their affiliates
                                                 He is also chief            serves as investment advisor,
                                                 executive officer (since    sub-advisor or manager.
                                                 July 2002), a member of
                                                 the board of directors
                                                 and president of UBS
                                                 Global AM (Americas) and
                                                 UBS Global Asset
                                                 Management (New York)
                                                 Inc. (since October
                                                 2001). Mr. Storms was
                                                 chief executive officer
                                                 of UBS Global AM from
                                                 October 2000 to September
                                                 2001 and chief operating
                                                 officer (2001-2002).  He
                                                 was chief operating
                                                 officer of UBS Global AM
                                                 (Americas) and UBS


------------------------
'D''D''D' Each Trustee holds office for an indefinite term.

                                                                                                               Other
                                                                                                               Directorships
Name, Address                   Position(s)      Principal Occupation(s)     Number of Portfolios in Fund      Held by
and Age                         Held With        During Past 5 Years         Complex Overseen by Trustee       Trustee
-------                         Trust; Term of   -------------------         ---------------------------       -------
                                Office'D''D''D'
                                and Length of
                                Time Served
                                -----------
                                                   Global AM (New York)
                                                   from September 2001 to
                                                   July 2002. He was a
                                                   director or trustee of
                                                   several investment
                                                   companies in the UBS
                                                   Family of Funds
                                                   (1999-2001). He was
                                                   president of Prudential
                                                   Investments (1996-1999).
                                                   Prior to joining
                                                   Prudential Investments
                                                   he was a managing
                                                   director at Fidelity
                                                   Investments. Mr. Storms
                                                   is president and trustee
                                                   of UBS Supplementary
                                                   Trust since 2001. Mr.
                                                   Storms is president of
                                                   22 investment companies
                                                   (consisting of 43
                                                   portfolios) for which
                                                   UBS Global AM, UBS
                                                   PaineWebber'sm' or one of
                                                   their affiliates serves
                                                   as investment advisor,
                                                   sub-advisor or manager.

                                                                                                               Other
                                                                                                               Directorships
Name, Address                   Position(s)      Principal Occupation(s)     Number of Portfolios in Fund      Held by
and Age                         Held With        During Past 5 Years         Complex Overseen by Trustee       Trustee
-------                         Trust; Term of   -------------------         ---------------------------       -------
                                Office'D''D''D'
                                and Length of
                                Time Served
                                -----------
Joseph A. LaCorte, 43           President and      Mr. LaCorte is a managing   2 portfolios in one investment    None.
51 West 52nd Street             Trustee since      director and co-head of     company for which UBS Global
New York, NY 10019-6114         2002               the Global Index Market     AM, UBS PaineWebber'sm' or one of
                                                   group of UBS Global AM      their affiliates serves as
                                                   (since 2000). Mr.           investment advisor, sub-advisor
                                                   LaCorte is also a           or manager.
                                                   Chartered Financial
                                                   Analyst.  Prior to
                                                   joining UBS Global AM, he
                                                   served as a senior
                                                   consultant to leading
                                                   participants in the US
                                                   Exchange Traded Fund
                                                   industry including the
                                                   American Stock Exchange,
                                                   Deutsche Boerse, State
                                                   Street Bank & Trust
                                                   Company and Spears Leeds
                                                   Kellogg. From 1997 to
                                                   2000, he founded and
                                                   served as a Managing
                                                   Member of S-Network, LLC
                                                   to provide consulting
                                                   services specializing in
                                                   the development,
                                                   secondary market trading
                                                   and distribution of
                                                   Exchange Traded Funds.
                                                   Until 1997, he was a
                                                   member of AMEX's new
                                                   products committee.
                                                   Between 1994 and 1997,
                                                   he was a

                                                                                                               Other
                                                                                                               Directorships
Name, Address                   Position(s)      Principal Occupation(s)     Number of Portfolios in Fund      Held by
and Age                         Held With        During Past 5 Years         Complex Overseen by Trustee       Trustee
-------                         Trust; Term of   -------------------         ---------------------------       -------
                                Office'D''D''D'
                                and Length of
                                Time Served
                                -----------
                                                   managing director of
                                                   Deutsche Morgan Grenfell
                                                   Inc. where he was
                                                   responsible for the
                                                   development, launch and
                                                   management of
                                                   CountryBaskets'sm', Inc.,
                                                   a unique Exchange Traded
                                                   Fund product listed on
                                                   the New York Stock
                                                   Exchange. Prior to 1994,
                                                   he has held senior
                                                   positions in a number of
                                                   financial services
                                                   companies specializing
                                                   in index trading
                                                   activities and related
                                                   derivative products. Mr.
                                                   LaCorte is president and
                                                   trustee of one
                                                   investment company
                                                   (consisting of 2
                                                   portfolios) and chief
                                                   executive officer and
                                                   director of one
                                                   Luxembourg based
                                                   investment company
                                                   (consisting of 6
                                                   portfolios) for which
                                                   UBS Global AM, UBS
                                                   PaineWebber'sm' or one of
                                                   their affiliates serves
                                                   as

                                                                                                               Other
                                                                                                               Directorships
Name, Address                   Position(s)      Principal Occupation(s)     Number of Portfolios in Fund      Held by
and Age                         Held With        During Past 5 Years         Complex Overseen by Trustee       Trustee
-------                         Trust; Term of   -------------------         ---------------------------       -------
                                Office'D''D''D'
                                and Length of
                                Time Served
                                -----------
                                                   investment advisor,
                                                   sub-advisor or manager.



         Officers

The following table sets forth information regarding the officers of the Trust:



Name, Address and Age               Position(s)   Term of            Principal Occupation(s) During Past 5 Years
                                    Held With     Office'DD''DD''DD'
                                    Trust         and Length of
                                                  Time Served
-------------------------------------------------------------------------------------------------------------------------
Amy R. Doberman, 40                 Vice          Since 2002        Ms. Doberman is a managing director and general
51 West 52nd Street                 President and                   counsel of UBS Global AM. From December 1997 through
New York, NY 10019-6114             Assistant                       July 2000, she was general counsel of Aeltus
                                    Secretary                       Investment Management, Inc. Prior to working at
                                                                    Aeltus, Ms. Doberman was assistant chief counsel of
                                                                    the SEC's Division of Investment Management. Ms.
                                                                    Doberman is vice president and secretary of UBS
                                                                    Supplementary Trust, a vice president and secretary of
                                                                    24 investment companies (consisting of 80 portfolios)
                                                                    and a vice president and assistant secretary of one
                                                                    investment company (consisting of 2 portfolios) for
                                                                    which UBS Global AM, UBS Global AM (Americas), UBS
                                                                    PaineWebber'sm' or one of their affiliates serves as
                                                                    investment advisor, sub-advisor or manager.
-------------------------------------------------------------------------------------------------------------------------
David M. Goldenberg, 36             Vice            Since 2002      Mr. Goldenberg is an executive director and deputy
51 West 52nd Street                 President and                   general counsel of UBS Global AM. From 2000-2002, he
New York, NY 10019-6114             Secretary                       was director, legal affairs at Lazard Asset
                                                                    Management. Mr. Goldenberg was global director of
                                                                    compliance for SSB Citi Asset Management Group from
                                                                    1998-2000. He was associate general counsel at Smith
                                                                    Barney Asset Management from 1996-1998.
-------------------------------------------------------------------------------------------------------------------------

--------------
'DD''DD''DD' Officers of the Trust are appointed by the Trustees and serve at the pleasure of the Board.

Name, Address and Age               Position(s)   Term of            Principal Occupation(s) During Past 5 Years
                                    Held With     Office'DD''DD''DD'
                                    Trust         and Length of
                                                  Time Served
-------------------------------------------------------------------------------------------------------------------------
                                                                    Prior to working at Smith Barney Asset Management, Mr.
                                                                    Goldenberg was branch chief and senior counsel of the
                                                                    SEC's Division of Investment Management. Mr.
                                                                    Goldenberg is vice president and assistant secretary
                                                                    of UBS Supplementary Trust, a vice president and
                                                                    secretary of one investment company (consisting of 2
                                                                    portfolios) and a vice president and assistant
                                                                    secretary of 24 investment companies (consisting of 80
                                                                    portfolios) for which UBS Global AM, UBS Global AM
                                                                    (Americas), UBS PaineWebber'sm' or one of their
                                                                    affiliates serves as investment advisor, sub-advisor
                                                                    or manager.
-------------------------------------------------------------------------------------------------------------------------
Cynthia Lo Bessette, 33             Vice            Since 2002      Ms. Lo Bessette is a director and assistant general
51 West 52nd Street                 President and                   counsel of UBS Global AM. From August 1998 through
New York, NY 10019-6114             Assistant                       October 2001, she was a vice president and business
                                    Secretary                       lawyer of Zurich Scudder Investments, Inc. Prior to
                                                                    working at Zurich Scudder, Ms. Lo Bessette was an
                                                                    associate at the law firm of Shearman & Sterling in
                                                                    New York. Ms. Lo Bessette is vice president and
                                                                    assistant secretary of one investment company
                                                                    (consisting of 2 portfolios) for which UBS Global AM,
                                                                    UBS PaineWebber'sm' or one of their affiliates serves as
                                                                    investment advisor, sub-advisor or manager.
-------------------------------------------------------------------------------------------------------------------------
Joseph T. Malone, 34                Assistant       Since 2002      Mr. Malone is a director and a senior manager of the
51 West 52nd Street                 Treasurer                       Mutual Fund Finance Department of UBS Global AM since
New York, NY 10019-6114                                             2001. From August 2000 through June 2001, he was the
                                                                    controller at AEA Investors Inc. From March 1998 to
                                                                    August 2000, Mr. Malone was a manager within
                                                                    investment management services of
                                                                    PricewaterhouseCoopers LLP. Prior to March 1998, he
                                                                    was a vice president of the mutual fund services group
                                                                    of Bankers Trust & Co. Mr. Malone is an assistant
                                                                    treasurer of UBS Supplementary Trust and of three
                                                                    investment companies (consisting of 39 portfolios) for
                                                                    which UBS Global AM, UBS PaineWebber'sm' or one of their
                                                                    affiliates serves as investment advisor, sub-advisor
                                                                    or manager.
-------------------------------------------------------------------------------------------------------------------------

Name, Address and Age               Position(s)   Term of            Principal Occupation(s) During Past 5 Years
                                    Held With     Office'DD''DD''DD'
                                    Trust         and Length of
                                                  Time Served
-------------------------------------------------------------------------------------------------------------------------
Paul H. Schubert, 39                Treasurer and   Since 2002      Mr. Schubert is an executive director and head of the
51 West 52nd Street                 Chief                           mutual fund finance department of UBS Global AM. Mr.
New York, NY 10019-6114             Financial                       Schubert is treasurer and principal accounting officer
                                    Officer                         of UBS Supplementary Trust and of two investment
                                                                    companies (consisting of 37 portfolios), treasurer and
                                                                    chief financial officer of one investment company
                                                                    (consisting of 2 portfolios) and a vice president and
                                                                    treasurer of 22 investment companies (consisting of 43
                                                                    portfolios) for which UBS Global AM, UBS Global AM
                                                                    (Americas), UBS PaineWebber'sm' or one of their
                                                                    affiliates serves as investment advisor, sub-advisor
                                                                    or manager.
--------------------------------------------------------------------------------------------------------------------------



Trustees' Ownership of Fresco Index Shares

The following table shows the dollar range of equity securities beneficially owned by each of the Trustees as of September ___, 2002:



----------------------------------------------------------------------------------------------------------------------
Name                                                    Aggregate Dollar Range of Equity Securities in All Registered
                                                        Investment Companies Overseen by the Trustee in Family of
                                                        Investment Companies'SS''SS''SS'
----------------------------------------------------------------------------------------------------------------------
Independent Trustees
----------------------------------------------------------------------------------------------------------------------
Walter E. Auch                                                                        NONE
6001 N. 62nd Place
Paradise Valley, AZ 85253
----------------------------------------------------------------------------------------------------------------------
Frank K. Reilly                                                                       NONE
College of Business Administration
University of Notre Dame
Notre Dame, IN 46556-0399
----------------------------------------------------------------------------------------------------------------------
Edward M. Roob                                                                        NONE
841 Woodbine Lane
Northbrook, IL 60002
----------------------------------------------------------------------------------------------------------------------
Interested Trustees
----------------------------------------------------------------------------------------------------------------------
Brian M. Storms                                                                       NONE
51 West 52nd Street
New York, NY 10019-6114
----------------------------------------------------------------------------------------------------------------------
Joseph LaCorte                                                                        NONE
51 West 52nd Street
New York, NY 10019-6114
----------------------------------------------------------------------------------------------------------------------



--------------
'SS''SS''SS' Currently, the Trust is the only member in its Family of Investment
             Companies.

Trustees' Ownership of Securities Issued By UBS Global AM or Any Company Controlling, Controlled By or Under Common Control With UBS Global AM

         As of December 31, 2001, the Independent Trustees did not own any securities issued by UBS Global AM or any company controlling, controlled by or are under common control with UBS Global AM.


---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------

---------------------------------------------------------------------------


Remuneration of the Trustees and Officers


No officer, director or employee of UBS Global AM, its parent or subsidiaries receives any compensation from the Trust for serving as an officer or trustee of the Trust. The Trust pays each trustee who is not an "interested person" (as defined in the 1940 Act) an annual fee of $15,000 plus $300 per Fund per meeting for scheduled quarterly meetings of the Board attended by the trustee. The Trust also reimburses each trustee for travel and other out-of-pocket expenses incurred by him in connection with attending such meetings. Committee members do not receive any additional compensation for service on a committee. The trustee fees are allocated among the Funds based on net assets.

Assuming that four (4) meetings of the Board and (2) Audit Committee meetings are held annually, it is estimated that the compensation paid to each Independent Trustee will be:



-------------------------------------------------------------------------------------------------------------------
                                        Estimated Aggregate Compensation from    Total Compensation from Trust and
                                            Trust for Current Fiscal Year                   Fund Complex
Name and Position Held                       Ending [September 30, 2003]               Paid to Trustees****
-------------------------------------------------------------------------------------------------------------------
Walter E. Auch, Trustee                                $17,400                              $51,600
6001 N. 62nd Place
Paradise Valley, AZ 85253
-------------------------------------------------------------------------------------------------------------------
Frank K. Reilly, Trustee                               $17,400                              $63,600
College of Business Administration
University of Notre Dame
Notre Dame, IN 46556-0399
-------------------------------------------------------------------------------------------------------------------
Edward M. Roob, Trustee                                $17,400                              $63,600
841 Woodbine Lane
Northbrook, IL 60002
-------------------------------------------------------------------------------------------------------------------


----------------


**** This amount represents the aggregate amount of compensation paid to the Trustees for (a) service on the Board for the Trust's current fiscal year; and (b) service on the Boards of Trustees of four other investment companies managed by the Advisor for the fiscal year ended June 30, 2002, with respect to Messrs. Reilly and Roob, and three other investment companies managed by the Advisor for the fiscal year ended June 30, 2002, with respect to Mr. Auch. Neither Mr. Storms nor Mr. LaCorte will receive any compensation from the Trust for the current fiscal year.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

No trustee or officer is entitled to any pension or retirement benefits from the Trust.


The Board has an Audit Committee, consisting of three (3) trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust. The Audit Committee has the responsibility, among other things, to: (i) recommend the selection of the Trust's independent auditors, (ii) review and approve the scope of the independent auditors' audit activity, (iii) review the audited financial statements and (iv) review with such independent auditors the adequacy of the Trust's basic accounting system and the effectiveness of the Trust's internal controls. There is no separate nominating or investment committee. Items pertaining to these committees are submitted to the full Board.


Code of Ethics

The Trust, UBS Global AM and UBS Global Asset Management International Ltd each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Trust, UBS Global AM and UBS Global Asset Management International Ltd from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to the codes of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics, filed as exhibits to this registration statement, may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC's website at http://www.sec.gov.

The Investment Advisor


UBS Global AM acts as the investment advisor to the Funds pursuant to a contract (the "Advisory Contract") with the Trust. Under the Advisory Contract, the Funds pay UBS Global AM a unitary fee, computed daily and paid monthly, at the annual rate of 0.29% of average daily net assets of the Funds. The Advisory Contract provides that UBS Global AM will pay the operating expenses of the Trust, except for the management fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees' counsel fees), litigation expenses and any other extraordinary expenses, from the unitary fee.


Under the Advisory Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from reckless disregard of its duties and obligations thereunder. The Advisory Contract terminates automatically upon assignment and is terminable at any time without penalty by the Board or by vote of the holders of a majority of the Funds' outstanding voting securities on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the Fund.

The Board of Trustees, including a majority of the Independent Trustees, initially approved the Trust's Advisory Contract with UBS Global AM at a meeting held on August 19, 2002 (the "August Meeting").

In determining whether to approve the Advisory Contract, the Trustees analyzed certain information and were advised by their legal counsel with respect to their deliberations. In considering the Advisory Contract, the Trustees reviewed numerous factors. Among other factors, the following were considered by the Trustees in evaluating the fairness and reasonableness of the compensation proposed to be paid to UBS Global AM under the Advisory Contract: (i) the nature and quality of services to be provided by UBS Global AM; (ii) the fees paid to other investment advisors by comparable funds and as a percentage of assets at different asset levels; (iii) the Trust's service needs and the services provided by UBS Global AM; (iv) the fees payable for the services; (v) the total expenses of the Trust; (vi) the capabilities and financial condition of UBS Global AM; and (vii) the residual benefits that UBS Global AM or any of its affiliates may receive from managing the Trust.

Based on these considerations and the overall high-quality of the personnel, operations, investment advisory capabilities and methodologies of UBS Global AM, the Trustees concluded the fees proposed to be paid to UBS Global AM under the Advisory Contract were fair and reasonable, and the nature and scope of UBS Global AM's services to the Trust were consistent with the Trust's operational requirements and sufficient to approve the Trust's Advisory Contract with UBS Global AM.


The Sub-Advisor


Effective [September __, 2002], UBS Global AM entered into a sub-advisory agreement (the "Sub-Advisory Contract") with UBS Global Asset Management International Ltd ("UBS Global AM Ltd."), 21 Lombard Street, London, England EC3V 9AH. UBS Global Asset Management Ltd is an affiliate of the UBS Global AM. UBS Global Asset Management Ltd serves as sub-advisor to each Fund.


The Sub-Advisor furnishes UBS Global AM with investment recommendations, asset allocation advice, research and other investment services, subject to the direction of the Trust's Board and officers. Under the direction of UBS Global AM, the Sub-Advisor is responsible for managing the investment and reinvestment of that portion of a Fund's portfolio that UBS Global AM designates from time to time.


The Board of Trustees, including a majority of the Independent Trustees, initially approved the Sub-Advisory Contract between UBS Global AM and UBS Global AM Ltd. at the August Meeting.

In determining whether to approve the Sub-Advisory Contract, the Trustees analyzed certain information and were advised by their legal counsel with respect to their deliberations. In considering the Sub-Advisory Contract, the Trustees reviewed numerous factors. Among other factors, the following were considered by the Trustees: (i) the management and advisory needs of the Funds in light of the Funds' investment objectives and policies; (ii) the overall experience and ability of UBS Global AM Ltd. to provide the investment management and advisory services set forth in the Sub-Advisory Contract; (iii) the skill, experience and talent needed to perform the investment advisory services for the Trust; and (iv) the organizational capabilities of UBS Global AM Ltd. and whether they are sufficient to provide the appropriate nature and quality of advisory services. The Trustees, upon review of the foregoing factors, as well as other factors and considerations as the Trustees deemed relevant, approved the Sub-Advisory Contract.


The Administrator


State Street Bank and Trust Company serves as Administrator for the Trust pursuant to an Administrative Services Agreement. Under the Administrative Services Agreement, State Street is obligated, on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and each Fund. State Street will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in State Street's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with federal and state securities laws; arrange for appropriate insurance coverage; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.


Pursuant to the Administrative Services Agreement, the Trust has agreed to indemnify the Administrator for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

Custodian and Transfer Agent


State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, also serves as custodian for the Funds pursuant to a Custodian Agreement. As custodian, State Street holds the Funds' assets, calculates the net asset value of Fresco Index Shares and calculates net income and realized capital gains or losses. State Street also serves as transfer agent of the Funds pursuant to a Transfer Agency Agreement. State Street may be reimbursed by the Funds for its out-of-pocket expenses.

As compensation for its services under the Administrative Services Agreement and the Transfer Agency Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets for the Trust, as follows: 0.06% on the first $5 billion, 0.045% on the next $5 billion, 0.03% on the next $5 billion and 0.02% thereafter. As compensation for its services under the Custodian Agreement, State Street shall receive a fee for its services, calculated based on the average aggregate net assets for the Trust, as follows:
0.01% on the first $500 million, 0.0075% on the next $500 million and 0.0050% on average aggregate net assets over $1 billion for domestic safekeeping plus other standard global safekeeping and transaction fees. The Advisory Contract provides that UBS Global AM will pay certain operating expenses of the Trust, including the fees due to State Street under each of the Administrative Services Agreement, the Custodian Agreement and the Transfer Agency Agreement.



The Principal Underwriter

UBS Global AM acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust (the "Principal Underwriting Agreement") which requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell Fresco Index Shares of the Fund. Fresco Index Shares of the Fund are offered continuously. UBS Global AM may enter into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell Fresco Index Shares.

The Principal Underwriter may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit aggregations of Fresco Index Shares. Such Soliciting Dealers may also be DTC Participants (as defined below) and/or investor services organizations.


Additional Expenses


Each Fund will be based on a particular equity market index compiled by STOXX Limited, which is not affiliated with a Fund or with UBS Global AM or its affiliates. Each Fund will be entitled to use the underlying index pursuant to a sub-license agreement with UBS AG and STOXX Limited. UBS AG has a license agreement with STOXX Limited. The Trust is not obligated to pay any sub-license fee under the Sub-License Agreement..


                             BROKERAGE TRANSACTIONS

--------------------------------------------------------------------------------

The policy of the Trust regarding purchases and sales of securities for the Funds is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Funds and UBS Global AM from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, UBS Global AM relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.


In selecting brokers for a Fund, its investment advisor or sub-advisor will consider the full range and quality of a broker's services. Consistent with the interests of the Funds and subject to the review of the Board, UBS Global AM or UBS Global AM Ltd may cause a Fund to purchase and sell portfolio securities through brokers that provide UBS Global AM or UBS Global AM Ltd with brokerage or research services. The Funds may pay those brokers a higher commission than may be charged by other brokers, provided that UBS Global AM or UBS Global AM Ltd, as applicable, determines in good faith that the commission is reasonable in terms either of that particular transaction or of the overall responsibility of UBS Global AM or UBS Global AM Ltd to that Fund and its other clients.

Research services obtained from brokers may include written reports, pricing and appraisal services, analysis of issues raised in proxy statements, educational seminars, subscriptions, portfolio attribution and monitoring services, and computer hardware, software and access charges which are directly related to investment research. Research services may be received in the form of written reports, online services, telephone contacts and personal meetings with securities analysts, economists, corporate and industry spokespersons and government representatives.


The Funds will not deal with affiliates in principal transactions unless permitted by exemptive order or applicable rule or regulation.

UBS Global AM assumes general supervision over placing orders on behalf of the Trust for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Trust and one or more other investment companies or clients supervised by UBS Global AM are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by UBS Global AM. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as the Trust is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Trust. The primary consideration is prompt execution of orders at the most favorable net price.

Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by UBS Global AM based upon their knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

                             BOOK ENTRY ONLY SYSTEM

--------------------------------------------------------------------------------

The following information supplements and should be read in conjunction with the section in the prospectus entitled "BUYING AND SELLING THE FUNDS."


The Depositary Trust Company ("DTC") acts as securities depositary for Fresco Index Shares. Fresco Index Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Except in the limited circumstance provided below, certificates will not be issued for Fresco Index Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange, the American Stock Exchange and the National Association of Securities Dealers, Inc. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").


Beneficial ownership of Fresco Index Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Fresco Index Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Fresco Index Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Fresco Index Shares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Fresco Index Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fresco Index Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fresco Index Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Fresco Index Shares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Fresco Index Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Fresco

Index Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Fresco Index Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Fresco Index Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the New York Stock Exchange.

                    PURCHASE AND REDEMPTION OF CREATION UNITS

--------------------------------------------------------------------------------

Purchase

The Trust issues and sells Fresco Index Shares of each Fund only: (i) in Creation Units on a continuous basis through the Principal Underwriter, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined below), of an order in proper form; or (ii) pursuant to the Dividend Reinvestment Plan.


A "Business Day" with respect to each Fund is any day on which the New York Stock Exchange is open for business. As of the date of the prospectus, the New York Stock Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day (Washington's Birthday), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit


The consideration for purchase of a Creation Unit of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities -- the "Deposit Securities" -- per each Creation Unit constituting a substantial replication, or a representation, of the stocks included in the relevant Fund's benchmark index and an amount of cash -- the "Cash Component" -- computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of any Fund. The Cash Component is an amount equal to the difference between the net asset value of the Fresco Index Shares (per Creation Unit) and the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the net asset value per Creation Unit exceeds the market value of the Deposit Securities), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the net asset value per Creation Unit is less than the market value of the Deposit Securities), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the market value of the Deposit Securities.

The custodian, through the National Securities Clearing Corporation ("NSCC") (discussed below), makes available on each Business Day, immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 a.m., New York time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund. Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by UBS Global AM with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the relevant index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash -- i.e., a "cash in lieu" amount -- to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting, (a "Custom Order"). The adjustments described above will reflect changes, known to UBS Global AM on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the subject index being tracked by the relevant Fund or resulting from certain corporate actions. As of October [___], 2002, the value of the securities comprising a deposit of designated equity securities necessary for an in-kind purchase of a Creation Unit for each Fund was as follows: [$_____] for the Fresco Dow Jones STOXX 50 Fund and [$______] for the Fresco Dow Jones EURO STOXX 50 Fund.

Procedures for Purchase of Creation Units

To be eligible to place orders with the Principal Underwriter to purchase a Creation Unit of a Fund, an entity must be a DTC Participant (see "BOOK ENTRY ONLY SYSTEM") that has executed an agreement with the Principal Underwriter and the Transfer Agent with respect to purchases and redemptions of Creation Units (an "Authorized Participant"). Each Authorized Participant will agree, pursuant to the terms of a Participation Agreement among the Principal Underwriter and the Transfer Agent, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the Creation Transaction Fee (defined below).

All orders to purchase Fresco Index Shares directly from a Fund must be placed for one or more Creation Unit size aggregations of Fresco Index Shares (50,000 in the case of each Fund). All standard orders to purchase Creation Units must be received by the Principal Underwriter no later than the close of regular trading session on the New York Stock Exchange ("Closing Time") (ordinarily 4:00 p.m. New York time) on the date such order is placed in order for purchase of Creation Units to be effected based on the net asset value of Fresco Index Shares of each Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Principal Underwriter no later than 11:00 a.m. New York time on the day prior to trade date. Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Principal Underwriter by the cut-off time on such Business Day.


Purchase Order


The Principal Underwriter shall inform the Transfer Agent, the Advisor and the Custodian upon receipt of a purchase order. The Custodian will then provide such information to the appropriate subcustodian. For each Fund, the Custodian shall cause the subcustodian of such Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the Deposit Securities (or the cash value of all or a part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount). Deposit Securities must be delivered to an account maintained at the applicable local subcustodian.

The Authorized Participant must also pay to the Trust, on or before the contractual settlement date, immediately available or same day funds estimated by the Custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the applicable Creation Transaction Fee (defined below). Those placing orders should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution effectuating the transfer of the Cash Component. This deadline is likely to be significantly earlier than the closing time of the regular trading session on the New York Stock Exchange.

Investors should be aware that an Authorized Participant may require orders for purchases of Fresco Index Shares placed with it to be in the particular form required by the individual Authorized Participant.

In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should also be aware that their particular broker may not have executed a Participant Agreement, and that, therefore, orders to purchase Creation Units have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement.


Acceptance of Purchase Order


Subject to the conditions that (i) an irrevocable purchase order has been submitted by the Authorized Participant (either on its own or another investor's behalf) not later than the Closing Time for standard orders and 11:00 a.m. for custom orders, and (ii) arrangements satisfactory to the Trust are in place for payment of the Cash Component and any other cash amounts which may be due, the Trust will accept the order, subject to its right (and the right of the Principal Underwriter and the Advisor) to reject any order until acceptance.

Once the Trust has accepted an order, the Trust will confirm the issuance of a Creation Unit of a Fund against receipt of payment, at such net asset value as shall have been calculated after receipt in proper form of such order. The Principal Underwriter will then transmit a confirmation of acceptance to the Authorized Participant that placed the order.

Issuance of a Creation Unit


Except as provided herein, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Principal Underwriter and the Advisor shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the net asset value of the Fresco Index Shares on the date the order is placed in proper form since in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 125% of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit"), which shall be maintained in a separate non-interest bearing collateral account. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 125% of the daily marked to market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Principal Underwriter plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the custodian or purchased by the Trust and deposited into the Trust, normally by 12:00 p.m., New York time the following Business Day. In addition, a Creation Transaction Fee of $3,000 (defined below) will be charged in all cases plus an additional fee of up to four times the Creation Transaction Fee may be charged to the extent that cash is used in lieu of securities to purchase Creation Units. The delivery of Creation Units so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Principal Underwriter.


Acceptance for Orders of Creation Units


The Trust reserves the absolute right to reject an order for Creation Units transmitted to it by the Principal Underwriter in respect of any Fund if (a) the order is not in proper form or the Deposit Securities delivered do not consist of the securities that the custodian specified; (b) the investor(s), upon obtaining the Fresco Index Shares ordered, would own 80% or more of the currently outstanding Fresco Index Shares of any Fund; (c) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or UBS Global AM, have an adverse effect on the Trust or the rights of beneficial owners; or (f) in the event that circumstances outside the control of the Trust and UBS Global AM make it for all practical purposes impossible to process orders for Creation Units. Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, UBS Global AM, the Principal Underwriter, DTC, NSCC or any other participant in the creation process, and similar extraordinary events. The Principal Underwriter shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian and the Principal Underwriter are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification.


All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee


To compensate the Trust for transfer and other transaction costs involved in transactions for the purchase of Creation Units, investors will be required to pay a fixed creation transaction fee of $3,000 (the "Creation Transaction Fee") payable to the Trust. An additional charge of up to four times the Creation Transaction Fee may be imposed for Custom Orders and cash purchases (to approximate the Trust's brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser may be assessed the additional charge for cash purchases on the "cash in lieu" portion of its investment. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.


Redemption


Fresco Index Shares may be redeemed only in Creation Units at their net asset value next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. EXCEPT UPON LIQUIDATION OF A FUND, THE TRUST WILL NOT REDEEM FRESCO INDEX SHARES IN AMOUNTS LESS THAN CREATION UNITS. Investors must accumulate enough Fresco Index Shares in the secondary market to constitute a Creation Unit in order to have such Fresco Index Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fresco Index Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the custodian, through the NSCC, makes available immediately prior to the opening of business on the New York Stock Exchange (currently 9:30 am, New York time) on each Business Day, the list of the names and share quantities of each Fund's portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities which are applicable to purchases of Creation Units.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities -- as announced by the custodian on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the net asset value of the Fresco Index Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a fixed redemption transaction fee of $3,000 (the "Redemption Transaction Fee"). In the event that the Fund Securities have a value greater than the net asset value of the Fresco Index Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder.


Redemption Transaction Fee


A Redemption Transaction Fee of $3,000 is paid to the Trust to approximate transfer and other transaction costs that may be incurred in connection with the redemption of Creation Units. The Redemption Transaction Fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds, subject to approval by the Board, may adjust the Redemption Transaction Fee from time to time based upon actual experience. An additional charge for cash redemptions, Custom Orders, or partial cash redemptions (when cash redemptions are available) for each Fund may be imposed. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may be charged a fee for such services.


Procedures for Redemption of Creation Units


Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to the Closing Time in order to receive that day's net asset value for standard orders and by 11:00 a.m. for custom orders. A redemption request is considered to be in "proper form" if (i) an Authorized Participant has transferred or cause to be transferred to the Trust's Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the Exchange closing time on a day on which the Exchange is open for business and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified above. If the Transfer Agent does not receive the investor's Fresco Index Shares through DTC's facilities by 11:00 am on the Exchange Business Day next following the day that the redemption request is received, and the Cash Component, if applicable, by 2:00 p.m. that day, the redemption request shall be rejected.


The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor's broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the Fresco Index Shares to the Trust's Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.


In connection with taking delivery of shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such Shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

Deliveries of redemption proceeds generally will be made within three business days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three business days after the day on which the redemption request is received in proper form. Appendix A hereto identifies the instances where more than seven days would be needed to deliver redemption proceeds. Pursuant to an order of the SEC, in respect of each Fund, the Trust will make delivery of in-kind redemption proceeds within the number of days stated in Appendix A to be the maximum number of days necessary to deliver redemption proceeds.


If neither the redeeming Shareholder nor the Authorized Participant acting on behalf of such redeeming Shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities in such jurisdiction, the Trust may, in its discretion, exercise its option to redeem such Fresco Index Shares in cash, and the redeeming Shareholders will be required to receive its redemption proceeds in cash.

In addition, a Shareholder may request a redemption in cash which the Fund may, in its sole discretion, permit. In either case, the Shareholder will receive a cash payment equal to the net asset value of its Fresco Index Shares based on the net asset value of Fresco Index Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a Redemption Transaction Fee and additional charge for requested cash redemptions specified above, to approximate the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

Redemptions of Fresco Index Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Shareholder to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Fresco Index Shares or delivery instructions.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the Fresco Index Shares of the Fund or determination of the net asset value of the Fresco Index Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.


                        DETERMINATION OF NET ASSET VALUE

--------------------------------------------------------------------------------


The following information supplements and should be read in conjunction with the section in the prospectus entitled "PRICING AND VALUATION."

Net asset value per Fresco Index Share for each Fund of the Trust is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of Fresco Index Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fresco Index Share is calculated by the custodian and determined at the close of the regular trading session on the New York Stock Exchange (ordinarily 4:00 p.m. New York time) on each day that such exchange is open.

In computing a Fund's net asset value per Fresco Index Share, the Fund's securities holdings are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the last sale price in such market. When market quotations are not readily available or when the value of securities has been materially affected by events occurring after the close of the market, securities are valued based on fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.


                           DIVIDENDS AND DISTRIBUTIONS

--------------------------------------------------------------------------------

The following information supplements and should be read in conjunction with the section in the prospectus entitled "DISTRIBUTIONS."

General Policies

Dividends from net investment income, if any, are declared and paid quarterly by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Dividends and other distributions on Fresco Index Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Fresco Index Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.


The Trust makes additional distributions to the extent necessary (i) to distribute the entire annual taxable income of the Trust, plus any net capital gains and (ii) to avoid imposition of the excise tax imposed by Section 4982 of the Internal Revenue Code. Management of the Trust reserves the right to declare special dividends if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income.

Dividend Reinvestment Service


Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds through DTC Participants for reinvestment of their dividend distributions. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Fresco Index Shares issued by the Trust of the same Fund.


                                      TAXES

--------------------------------------------------------------------------------

The following information also supplements and should be read in conjunction with the section in the prospectus entitled "TAX MATTERS."

Each Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, a company must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements.

Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein and in the prospectus. Losses in one Fund do not offset gains in another and the requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

A Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.


As a result of tax requirements, the Trust on behalf of each Fund has the right to reject an order to purchase Fresco Index Shares if the purchaser (or group of purchasers) would, upon obtaining the Fresco Index Shares so ordered, own 80% or more of the outstanding Fresco Index Shares of a given Fund and if, pursuant to section 351 of the Internal Revenue Code, the respective Fund would have a basis in the Deposit Securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial Fresco Index Share ownership for purposes of the 80% determination.


Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Each Fund will report to shareholders annually the amounts of dividends received from ordinary income, the amount of distributions received from capital gains and the portion of dividends which may qualify for the dividends received deduction.


A loss realized on a sale or exchange of Fresco Index Shares of a Fund may be disallowed if other Fresco Index Shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a sixty-one (61) day period beginning thirty (30) days before and ending thirty (30) days after the date that the Fresco Index Shares are disposed of. In such a case, the basis of the Fresco Index Shares acquired must be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Fresco Index Shares held for six (6) months or less is treated as long-term capital loss to the extent of any capital gain dividends received by the shareholders.


Distribution of ordinary income and capital gains may also be subject to state and local taxes.


Distributions reinvested in additional Fresco Index Shares of a Fund through the means of the service (see "DIVIDEND REINVESTMENT SERVICE") will nevertheless be taxable dividends to Beneficial Owners acquiring such additional Fresco Index Shares to the same extent as if such dividends had been received in cash.


Distributions of ordinary income paid to shareholders who are nonresident aliens or foreign entities will be subject to a 30% United States withholding tax unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Nonresident shareholders are urged to consult their own tax advisors concerning the applicability of the United States withholding tax.

Some shareholders may be subject to a withholding tax on distributions of ordinary income, capital gains and any cash received on redemption of Creation Units ("backup withholding"). The backup withholding rates are currently: 30% during 2002-2003; 29% during 2004-2005; 28% during 2006-2010; and 31% -- 2011 and thereafter. Generally, shareholders subject to backup withholding will be those for whom no certified taxpayer identification number is on file with the Fund or who, to the Fund's knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.


The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of Fresco Index Shares should consult their own tax advisors as to the tax consequences of investing in such Fresco Index Shares, including under state, local and other tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date hereof. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.


Federal Tax Treatment of Futures and Options Contracts

Each Fund is required for federal income tax purposes to mark to market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based indexes required to be marked to market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the Fund's business of investing in securities. It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered gain from the sale of securities and therefore will be qualifying income for purposes of the 90% requirement.


Each Fund distributes to shareholders at least annually any net capital gains which have been recognized for federal income tax purposes, including unrealized gains at the end of the Fund's fiscal year on futures or options transactions. Such distributions are combined with distributions of capital gains realized on the Fund's other investments and shareholders are advised on the nature of the distributions.


                      CAPITAL STOCK AND SHAREHOLDER REPORTS

--------------------------------------------------------------------------------


The Trust currently is comprised of two Funds. Each Fund issues Fresco Index Shares of beneficial interest, par value $0.01 per Fresco Index Share. The Board may designate additional funds.

Each Fresco Index Share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Fresco Index Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each Fresco Index Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each Fresco Index Share has one vote per dollar with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Fresco Index Shares of all Funds vote together as a single class, except that if the matter being voted on affects only a particular Fund, it will be voted on only by that Fund, and if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter. Under Massachusetts law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Fresco Index Shares of the Trust (regardless of the Fund) have noncumulative voting rights for the election of trustees. Under Massachusetts law, Trustees of the Trust may be removed by vote of the shareholders.


Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for obligations of the Trust. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust, requires that Trust obligations include such disclaimer, and provides for indemnification and reimbursement of expenses out of the Trust's property for any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations. Given the above limitations on shareholder personal liability, and the nature of each Fund's assets and operations, the risk to shareholders of personal liability is believed to be remote.


                        PERFORMANCE AND OTHER INFORMATION

--------------------------------------------------------------------------------

The performance of a Fund may be quoted in advertisements, sales literature or reports to shareholders in terms of before and after tax average annual total return, before and after tax cumulative total return and yield.

Quotations of average annual total return are expressed in terms of the average annual rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (or the life of a Fund, if shorter). Such total return figures will reflect the deduction of a proportional share of such Fund's expenses on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

Quotations of average annual total return after taxes on distributions are expressed in terms of the average annual rate of return after taxes on distributions of a hypothetical investment in a Fund over periods of 1-, 5-, and 10-years (or the life of a Fund, if shorter).


Average Annual Total Return (after taxes on distributions) is calculated according to the following formula: P(1+T)'pp'n = ATV[u]D (where P = a hypothetical initial payment of $1,000, T = average annual total return
(after taxes on distributions), n = number of years, and ATV[u]D = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions but not after taxes on redemption).


Quotations of average annual total return after taxes on distributions and redemption are expressed in terms of the average annual rate of return after taxes on distributions and redemption of a hypothetical investment in a Fund over periods of 1-, 5-, and 10-years (or the life of a Fund, if shorter).

Average Annual Total Return (after taxes on distributions and redemption) is calculated according to the following formula: P(1+T)'pp'n = ATV[u]DR
(where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years, and ATV[u]DR = ending value of a hypothetical $1,000 payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on Fund distributions and redemption).


Quotations of a cumulative total return will be calculated for any specified period by assuming a hypothetical investment in a Fund on the date of the commencement of the period and will assume that all dividends and distributions are reinvested on ex date. The net increase or decrease in the value of the investment over the period will be divided by its beginning value to arrive at cumulative total return. Total return calculated in this manner will differ from the calculation of average annual total return in that it is not expressed in terms of an average rate of return.


The yield of a Fund is the net annualized yield based on a specified 30-day (or one month) period assuming a semiannual compounding of income. Included in net investment income is the amortization of market premium or accretion of market and original issue discount on bonds. Yield is calculated by dividing the net investment income per Fresco Index Share earned during the period by the maximum offering price per Fresco Index Share on the last day of the period, according to the following formula: YIELD = 2[((a-b)/cd + 1)'pp'6-1] (where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of Fresco Index Shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per Fresco Index Share on the last day of the period).


Quotations of cumulative total return, average annual total return or yield reflect only the performance of a hypothetical investment in a Fund during the particular time period on which the calculations are based. Such quotations for a Fund will vary based on changes in market conditions and the level of such Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.


The Funds' trading and base currencies are denominated in U.S. dollars. Because some or all of the Funds' investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar as against these currencies may account for part of a Fund's investment performance. Historical information on the value of the U.S. dollar versus foreign currencies may be used from time to time in advertisements concerning the Funds. Such historical information is not indicative of future fluctuations in the value of the U.S. dollar against these currencies. In addition, marketing materials may cite country and economic statistics and historical stock market performance information for any of the countries in which a Fund invests, including but not limited to, the following: population growth, gross domestic product, inflation rate, average stock market price-earnings ratios and the total value of stock markets, including total return and average yield of such local stock markets. Sources for such statistics may include official publications of various foreign governments and exchanges.


A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods for calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Funds with performance quoted with respect to other investment companies or types of investments.


The performance of the Trust, of the relevant indices (provided information is also given reflecting the performance of the Trust in comparison to that relevant index) or both may also be compared to the performance of money managers as reported in market surveys such as SEI Fund Evaluation Survey (a leading data base of tax-exempt funds) or broad groups of open-end and closed-end investment companies with similar investment goals, such as those reported by Lipper Analytical Services Inc., Money Magazine Fund Watch, Wiesenberger Investment Companies Service, Morningstar Incorporated and Value Line Investment Survey each of which measures performance following their own specific and well-defined calculation measures, or of the New York Stock Exchange Composite Index, the American Stock Exchange Index (indices of stocks traded on the New York and American Stock Exchanges, respectively), S&P 500 Index (a broad-based index of 500 publicly traded common stocks) or the NASDAQ Composite Index (an unmanaged index of over-the-counter stocks) or similar measurement standards during the same period of time. When these organizations' tracking results are used, the Funds will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. In addition to all other sources of comparative information, comparative performance figures published by other funds or money managers may be included from time to time. Information may also be included regarding the aggregate amount of assets committed to index investing generally by various types of investors, such as pension funds and other institutional investors, which currently exceeds $300 billion.

Information may be provided to prospective investors to help them assess their specific investment goals and to aid in their understanding of various financial strategies. Such information may present current economic and political trends and conditions and may describe general principles of investing such as asset allocation, diversification and risk tolerance, as well as specific investment techniques such as indexing and hedging. In addition, information may be presented to prospective or current shareholders regarding the purchase of Fresco Index Shares in the secondary market, such as margin requirements, types of orders that may be entered, and information concerning short sales. Similarly, market data symbols, trading fractions, other trading information and the CUSIP number relating to Fresco Index Shares may be included in such information. Comparisons with other investment instruments and vehicles, such as futures, options and mutual funds, may be made with respect to the application of such requirements; costs of fund management and administration; cost and advantages of intraday trading; and rules applicable to short sales.

Information may also be provided in communications to prospective investors or current shareholders comparing and contrasting the relative advantages of investing in the Funds as compared to other investment vehicles, such as mutual funds, both on an individual and a group basis (e.g., stock index mutual funds). Such information may include comparisons of costs and expense ratios, expressed either in dollars or basis points, stock lending activities, permitted investments and hedging activities (e.g., engaging in options or futures transactions), and portfolio turnover data and analyses.


Information may be provided to investors regarding capital gains distributions by one or more Funds. Comparisons between the Funds and other investment vehicles such as conventional mutual funds may be made regarding such capital gains distributions, as well as relative tax efficiencies between the

Funds and such other investment vehicles (e.g., realization of capital gains or losses to a Fund and to such other investment vehicles in connection with redemption of their respective securities). Based on projected differences between the Funds and conventional mutual funds with regard to capital gains distributions, projections may be made regarding comparative capital gains distributions and tax rates for taxable investors holding Fresco Index Shares over a long period of time. Comparisons may also be provided regarding the probable tax impact resulting from rebalancing of a Fund's portfolio and adjustments to the portfolio of an actively managed investment vehicle.

Specifically, information may be provided to prospective or current investors comparing and contrasting the tax efficiencies of conventional mutual funds with the Trust. Both conventional mutual funds and the Trust may be required to recognize capital gains incurred as a result of adjustments to the composition of the relevant index and therefore to their respective portfolios. From a tax perspective, however, a significant difference between a conventional mutual fund and the Funds is the process by which their shares are redeemed. Investors may be informed that, while no unequivocal statement can be made as to the net tax impact on a mutual fund resulting from the purchases and sales of its portfolio stocks over a period of time, in cases where a conventional mutual fund experiences redemptions in excess of subscriptions ("net redemptions") and has insufficient cash available to fund such net redemptions, such fund may have to sell stocks held in its portfolio to raise and pay cash to redeeming shareholders. A mutual fund will generally experience a taxable gain or loss when it sells such portfolio stocks in order to pay cash to redeeming fund shareholders. In contrast, the redemption mechanism for the Funds does not involve selling the portfolio stocks. Instead, each Fund delivers the actual portfolio of stocks in an in-kind exchange to any person redeeming Fresco Index Shares in Creation Unit size aggregations. While this in-kind exchange is a taxable transaction to the redeeming entity (usually a broker/dealer) making the exchange, it generally does not constitute a taxable transaction at the Fund level and, consequently, there is no realization of taxable gain or loss by the Fund with respect to such in-kind exchanges. In a period of market appreciation of the relevant index and, consequently, appreciation of the portfolio stocks held in a Fund, this in-kind redemption mechanism has the effect of eliminating the recognition and distribution of those net unrealized gains at the Trust level. Although the same result would obtain for conventional mutual funds utilizing an in-kind redemption mechanism, the opportunities to redeem fund shares by delivering portfolio stocks in-kind are limited in most mutual funds. Since shareholders are generally required to pay tax on capital gains distributions, the smaller the amount of such distributions, the less taxes that are payable currently. To the extent that a fund is not required to recognize capital gains, a shareholder of such fund is able, in effect, to defer tax on such gains until he sells or otherwise disposes of his shares. If such holder retains his shares until his death, under current law the tax basis of such shares would be adjusted to their then fair market value.

In connection with the communication of the performance of the Funds to current or prospective shareholders, the Trust also may compare those figures to the performance of certain unmanaged indexes which may assume the reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples of such indexes include, but are not limited to the following: Dow Jones Industrial Average; Consumer Price Index; Standard & Poor's 500 Composite Stock Price Index (S&P 500); S&P Europe 350 Index; S&P Euro Index; NASDAQ Composite Index; NASDAQ Industrials Index; NASDAQ OTC Composite Index; Morgan Stanley Capital International Indexes, including MSCI EMU Index and MSCI Pan-Euro Index; FTSE Euro 100 Index; FTSE Euro Top 100 Index.

Information relating to the relative price performance of the Funds also may be compared against a wide variety of investment categories and asset classes, including common stocks, small capitalization stocks, long and intermediate term U.S. and foreign corporate and government bonds, Treasury bills, the rate of inflation in the United States (based on the Consumer Price Index ("CPI") and combinations of various capital markets. Historical returns of these and other capital markets in the United States and Europe may be provided by independent statistical studies and sources. The performance of these capital markets is based on the returns of different indices. Information may be presented using the performance of these and other capital markets to demonstrate general investment strategies. So, for example, performance of a Fund may be compared to the performance of selected asset classes such as short-term U.S. Treasury bills, long-term U.S. Treasury bonds, long-term corporate bonds, mid-capitalization stocks, foreign stocks and small capitalization stocks and may also be measured against the rate of inflation as set forth in well-known indices (such as the CPI). Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. Performance of the Funds may also be compared to that of other indices or compilations that may be developed and made available to the investing public in the future.


In addition, the Trust from time to time may compare the results of each Fund to the following national benchmarks:


----------------------------------------------------------------------------------------------------------------
                          COUNTRY                                          NATIONAL INDEX
----------------------------------------------------------------------------------------------------------------
Austria                                              ATX Index
----------------------------------------------------------------------------------------------------------------
Belgium                                              Bel-20 Index
----------------------------------------------------------------------------------------------------------------
Denmark                                              KFX Index
----------------------------------------------------------------------------------------------------------------
Finland                                              HEX Index
----------------------------------------------------------------------------------------------------------------
France                                               CAC 40
----------------------------------------------------------------------------------------------------------------
Germany                                              DAX 30
----------------------------------------------------------------------------------------------------------------
Greece                                               ASE General Index
----------------------------------------------------------------------------------------------------------------
Ireland                                              Irish Overall Index
----------------------------------------------------------------------------------------------------------------
Italy                                                MIB 30 Index
----------------------------------------------------------------------------------------------------------------
Luxembourg                                           LuxX Index
----------------------------------------------------------------------------------------------------------------
Netherlands                                          AEX Index
----------------------------------------------------------------------------------------------------------------
Norway                                               OBX Index
----------------------------------------------------------------------------------------------------------------
Portugal                                             PSI-20 Index
----------------------------------------------------------------------------------------------------------------
Spain                                                IBEX 35 Index
----------------------------------------------------------------------------------------------------------------
Sweden                                               OMX Index
----------------------------------------------------------------------------------------------------------------
Switzerland                                          SMI Index
----------------------------------------------------------------------------------------------------------------
United Kingdom                                       FTSE 100
----------------------------------------------------------------------------------------------------------------



Of course, such comparisons as described above will only reflect past performance of the Funds and the investment categories, indices or compilations chosen and no guarantees can be made of future results regarding the performance of either the Funds or the asset classes chosen for such comparisons. Performance of an index is historical and does not represent performance of the Trust, and is not a guarantee of future results.

From time to time, the Trust may use in marketing materials a graph entitled "The Efficient Frontier," which illustrates the historical risks and returns of selected unmanaged indexes that track the performance of various combinations of U.S. and international securities for a certain time period, such as ten years. A ten year graph, for example, shall use ten year annualized European returns represented by the Dow Jones STOXX 50 Index and ten year annualized U.S. returns represented by the S&P 500 Index. Risk is measured by the standard deviation in overall performance within each index. Data presented in the graph shall be provided by Ibbotson Associates, Inc.

Information on the relative price performance of the Funds in relation to other securities and/or indices may be represented in the form of "correlation." Correlation is a standard measure of the degree of linear association between two price series, and ranges from minus one hundred percent (-100%) (i.e. perfect negative linear association) to positive one hundred percent (100%) (i.e., perfect linear association).

Information regarding each Fund's net asset size may be stated in communications to prospective or current Shareholders for one or more periods, including annual, year-to-date or daily periods. Such information may also be expressed in terms of the total number of Fresco Index Shares outstanding as of one or more periods. Factors integral to the size of a Fund's net assets, such as creation volume and activity, may also be discussed, and may be specified from time to time or with respect to various periods of time. Comparisons of such information during various periods may also be made, and may be expressed by means of percentages.

Information regarding the secondary market trading activity of Fresco Index Shares also may be presented over one or more stated periods, such as for daily, monthly, quarterly or annual periods. Secondary market trading volume information may be compared with similar information relating to other issues trading on the New York Stock Exchange or other registered national stock exchanges and NASDAQ during the same reporting period. Average daily secondary market trading volume of Fresco Index Shares may also be reported from time to time. Comparisons of such information during various periods may also be made, and may be expressed by means of percentages.


In addition, information may be presented to current or prospective shareholders regarding the purchase of Funds in the secondary market, such as margin requirements, types of orders that may be entered and information concerning short sales.


Information may be provided to investors regarding the ability to engage in short sales of Fresco Index Shares , including reference to the exemption from the "tick test" provision of the SEC short sale rule (Rule 10a-1 under the Securities Exchange Act of 1934), to permit short sales on "minus" or "zero-minus" ticks. Selling short refers to the sale of securities which the seller does not own, but which the seller arranges to borrow before effecting the sale. Institutional investors may be advised that lending their Fresco Index Shares to short sellers may generate stock loan credits that may supplement the return they can earn from an investment in such Fund. These stock loan credits may provide a useful source of additional income for certain institutional investors who can arrange to lend Fresco Index Shares. Potential short sellers may be advised that a short rebate (functionally equivalent to partial use of proceeds of the short sale) may reduce their cost of selling short.

Evaluation of each Fund's performance or other relevant statistical information made by independent sources may also be used in advertisements and sales literature concerning the Trust, including reprints of, or selections from, editorials or articles about the Trust. Sources for Trust performance information and articles about the Trust include, but are not limited to, the following: American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques; Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews investment company performance data; Business Week, a national business weekly that periodically reports the performance rankings of investment companies; CDA Investment Technologies, an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate indexes; Forbes, a national business publication that from time to time reports the performance of specific investment companies; Fortune, a national business publication that periodically rates the performance of a variety of investment companies; The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance; Ibbotson Associates, Inc., a company specializing in investment research and data; Investment Company Data, Inc., an independent organization that provides performance ranking information for broad classes of mutual funds; Investor's Business Daily, a daily newspaper that features financial, economic, and business news; Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities; Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund; Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole; The New York Times, a nationally distributed newspaper that regularly covers financial news; Smart Money, a national personal finance magazine published monthly by Dow Jones & Company, Inc. and The Hearst Corporation that focuses on ideas for investing, spending and saving; Value Line Mutual Fund Survey, an independent publication that provides biweekly performance and other information on mutual funds; The Wall Street Journal, a Dow Jones and Company, Inc. newspaper that regularly covers financial news; Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges; Worth, a national publication distributed ten times per year by Capital Publishing Company that focuses on personal finance.


The Trust's website will provide, when available, the following information, on a per Fresco Index Share basis, for each Fund: (a) the prior business day's net asset value and the mid-point of the bid/ask spread at the time of calculation of such net asset value (the "Bid/Ask Price"), and a calculation of the premium or discount of the Bid/Ask Price against such net asset value; and (b) data in chart format displaying the frequency distribution of discounts and premiums of the Bid/Ask Price against the net asset value, within appropriate ranges, for each of the four previous calendar quarters.

                        COUNSEL AND INDEPENDENT AUDITORS

--------------------------------------------------------------------------------


Mayer, Brown, Rowe & Maw 1675 Broadway, New York, New York 10019, serves as counsel to the Trust. PricewaterhouseCoopers LLP, serves as the independent accountants of the Trust.


                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


[INSERT INITIAL BALANCE SHEET]

                                                                      APPENDIX A


The Trust intends to effect deliveries of portfolio securities on a basis of "T" plus three New York business days (i.e., days on which the New York Stock Exchange is open) in the relevant foreign market of each Fund, except as discussed below. The ability of the Trust to effect in-kind redemptions within three New York business days of receipt of a redemption request is subject, among other things, to the condition that, within the time period from the date of the request to the date of delivery of the securities, there are no days that are local market holidays on the relevant New York business days. For every occurrence of one or more intervening holidays in the local market that are not holidays observed in New York, the redemption settlement cycle may be extended by the number of such intervening local holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within three New York business days.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with local market holiday schedules, may require a delivery process longer than seven calendar days for some Funds, in certain circumstances, during the calendar years 2002 and 2003. The holidays applicable to each Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for each Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.



         FRESCO DOW JONES STOXX 50 FUND

         Regular Holidays. The remaining dates in the calendar year 2002 and dates in the calendar year 2003 on which the regular Austrian, Belgian, Danish, Finnish, French, German, Greek, Irish, Italian, Luxembourg, Dutch, Norwegian, Portuguese, Spanish, Swedish, Swiss and British holidays affecting the relevant securities markets fall are as follows:


         Austria
                           October 26, 2002               May 1, 2003
                           November 1, 2002               May 29, 2003
                           December 8, 2002               June 9, 2003
                           December 24, 2002              June 19, 2003
                           December 25, 2002              August 15, 2003
                           December 26, 2002              October 26, 2003
                           January 1, 2003                November 1, 2003
                           January 6, 2003                December 8, 2003
                           April 21, 2003                 December 24, 2003
                                                          December 25, 2003
                                                          December 26, 2003

         Belgium
                           November 1, 2002               June 9, 2003
                           November 11, 2002              July 21, 2003
                           December 25, 2002              August 15, 2003
                           December 26, 2002              November 1, 2003
                           January 1, 2003                November 11, 2003
                           April 21, 2003                 December 25, 2003
                           May 1, 2003                    December 26, 2003
                           May 29, 2003
         Denmark
                           December 24, 2002              May 16, 2003
                           December 25, 2002              May 29, 2003
                           December 26, 2002              June 5, 2003
                           January 1, 2003                June 9, 2003
                           April 17, 2003                 December 24, 2003
                           April 18, 2003                 December 25, 2003
                           April 21, 2003                 December 26, 2003
         Finland
                           December 6, 2002               May 1, 2003
                           December 24, 2002              May 29, 2003
                           December 25, 2002              June 20, 2003
                           December 26, 2002              June 21, 2003
                           January 1, 2003                December 6, 2003
                           January 6, 2003                December 24, 2003
                           April 18, 2003                 December 25, 2003
                           April 21, 2003                 December 26, 2003
         France
                           November 1, 2002               May 8, 2003
                           November 11, 2002              May 29, 2003
                           December 25, 2002              June 9, 2003
                           December 26, 2002              July 14, 2003
                           January 1, 2003                August 15, 2003
                           April 21, 2003                 November 1, 2003
                           May 1, 2003                    November 11, 2003
                                                          December 25, 2003

         Germany
                           October 3, 2002                May 1, 2003
                           November 1, 2002               May 29, 2003
                           December 24, 2002              June 9, 2003
                           December 25, 2002              June 19, 2003
                           December 26, 2002              October 3, 2003
                           December 31, 2002              November 1, 2003
                           January 1, 2003                December 24, 2003
                           April 18, 2003                 December 25, 2003
                           April 21, 2003                 December 26, 2003
                                                          December 31, 2003
         Greece
                           October 28, 2002               April 25, 2003
                           December 25, 2002              April 28, 2003
                           December 26, 2002              May 1, 2003
                           January 1, 2003                June 16, 2003
                           January 6, 2003                August 15, 2003
                           March 10, 2003                 October 28, 2003
                           March 25, 2003                 December 25, 2003
                                                          December 26, 2003
         Ireland
                           October 28, 2002               May 5, 2003
                           December 25, 2002              June 2, 2003
                           December 26, 2002              August 4, 2003
                           January 1, 2003                October 27, 2003
                           March 17, 2003                 December 25, 2003
                           April 18, 2003                 December 26, 2003
                           April 21, 2003
         Italy
                           November 1, 2002               May 1, 2003
                           December 8, 2002               August 15, 2003
                           December 25, 2002              November 1, 2003
                           December 26, 2002              December 8, 2003
                           January 1, 2003                December 25, 2003
                           January 6, 2003                December 26, 2003
                           April 21, 2003
                           April 25, 2003

         Luxembourg
                           November 1, 2002               June 9, 2003
                           December 25, 2002              June 23, 2003
                           December 26, 2002              August 15, 2003
                           January 1, 2003                November 1, 2003
                           April 21, 2003                 December 25, 2003
                           May 1, 2003                    December 26, 2003
                           May 29, 2003
         Netherlands
                           December 25, 2002              May 29, 2003
                           December 26, 2002              June 9, 2003
                           January 1, 2003                December 25, 2003
                           April 18, 2003                 December 26, 2003
                           April 21, 2003
                           April 30, 2003
         Norway
                           December 25, 2002              May 1, 2003
                           December 26, 2002              May 17, 2003
                           January 1, 2003                May 29, 2003
                           April 17, 2003                 June 9, 2003
                           April 18, 2003                 December 25, 2003
                           April 21, 2003                 December 26, 2003
         Portugal
                           November 1, 2002               May 1, 2003
                           December 24, 2002              June 10, 2003
                           December 25, 2002              June 19, 2003
                           December 26, 2002              August 15, 2003
                           January 1, 2003                October 5, 2003
                           March 4, 2003                  November 1, 2003
                           April 18, 2003                 December 1, 2003
                           April 21, 2003                 December 8, 2003
                           April 25, 2003                 December 25, 2003
         Spain
                           October 12, 2002               April 18, 2003
                           November 1, 2002               April 21, 2003
                           December 6, 2002               May 1, 2003
                           December 8, 2002               October 12, 2003
                           December 24, 2002              November 1, 2003
                           December 25, 2002              December 6, 2003
                           December 26, 2002              December 8, 2003
                           January 1, 2003                December 25, 2003
                           January 6, 2003                December 26, 2003


         Sweden
                           December 25, 2002              May 1, 2003
                           December 26, 2002              May 29, 2003
                           January 1, 2003                June 9, 2003
                           January 6, 2003                June 20, 2003
                           April 18, 2003                 December 25, 2003
                           April 21, 2003                 December 26, 2003
         Switzerland
                           December 24, 2002              May 1, 2003
                           December 25, 2002              May 29, 2003
                           December 26, 2002              June 9, 2003
                           January 1, 2003                August 1, 2003
                           January 2, 2003                December 24, 2003
                           April 18, 2003                 December 25, 2003
                           April 21, 2003                 December 26, 2003
         United Kingdom
                           December 25, 2002              May 5, 2003
                           December 26, 2002              May 26, 2003
                           January 1, 2003                August 25, 2003
                           April 18, 2003                 December 25, 2003
                           April 21, 2003                 December 26, 2003



         Redemption. The longest redemption cycle for the Fresco Dow Jones STOXX 50 Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2002, the dates of the regular holidays affecting the Spanish securities markets present the worst-case redemption cycle for the Fresco Dow Jones STOXX 50 Fund as follows:



----------------------------------------------------------------------------------------------------
                                  Redemption                 Redemption
          Holidays              Request Date (R)         Settlement Date       Settlement Period
----------------------------------------------------------------------------------------------------
      December 24, 2002       December 19, 2002           December 27, 2002      R + 8 days
      December 25, 2002
      December 26, 2002
----------------------------------------------------------------------------------------------------



In the calendar year 2002, R + 8 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Fresco Dow Jones STOXX 50 Fund.



         FRESCO DOW JONES EURO STOXX 50 FUND


         Regular Holidays. The remaining dates in the calendar year 2002 and dates in the calendar year 2003 on which the regular Austrian, Belgian, Finnish, French, German, Greek, Irish, Italian,

Luxembourg, Dutch, Portuguese and Spanish holidays affecting the relevant securities markets fall are as follows:


         Austria
                           October 26, 2002                            May 1, 2003
                           November 1, 2002                            May 29, 2003
                           December 8, 2002                            June 9, 2003
                           December 24, 2002                           June 19, 2003
                           December 25, 2002                           August 15, 2003
                           December 26, 2002                           October 26, 2003
                           January 1, 2003                             November 1, 2003
                           January 6, 2003                             December 8, 2003
                           April 21, 2003                              December 24, 2003
                                                                       December 25, 2003
                                                                       December 26, 2003
         Belgium
                           November 1, 2002                            June 9, 2003
                           November 11, 2002                           July 21, 2003
                           December 25, 2002                           August 15, 2003
                           December 26, 2002                           November 1, 2003
                           January 1, 2003                             November 11, 2003
                           April 21, 2003                              December 25, 2003
                           May 1, 2003                                 December 26, 2003
                           May 29, 2003
         Finland
                           December 6, 2002                            May 1, 2003
                           December 24, 2002                           May 29, 2003
                           December 25, 2002                           June 20, 2003
                           December 26, 2002                           June 21, 2003
                           January 1, 2003                             December 6, 2003
                           January 6, 2003                             December 24, 2003
                           April 18, 2003                              December 25, 2003
                           April 21, 2003                              December 26, 2003
         France
                           November 1, 2002                            May 8, 2003
                           November 11, 2002                           May 29, 2003
                           December 25, 2002                           June 9, 2003
                           December 26, 2002                           July 14, 2003
                           January 1, 2003                             August 15, 2003
                           April 21, 2003                              November 1, 2003
                           May 1, 2003                                 November 11, 2003
                                                                       December 25, 2003

         Germany
                           October 3, 2002                             May 1, 2003
                           November 1, 2002                            May 29, 2003
                           December 24, 2002                           June 9, 2003
                           December 25, 2002                           June 19, 2003
                           December 26, 2002                           October 3, 2003
                           December 31, 2002                           November 1, 2003
                           January 1, 2003                             December 24, 2003
                           April 18, 2003                              December 25, 2003
                           April 21, 2003                              December 26, 2003
                                                                       December 31, 2003
         Greece
                           October 28, 2002                            April 25, 2003
                           December 25, 2002                           April 28, 2003
                           December 26, 2002                           May 1, 2003
                           January 1, 2003                             June 16, 2003
                           January 6, 2003                             August 15, 2003
                           March 10, 2003                              October 28, 2003
                           March 25, 2003                              December 25, 2003
                           December 26, 2003
         Ireland
                           October 28, 2002                            May 5, 2003
                           December 25, 2002                           June 2, 2003
                           December 26, 2002                           August 4, 2003
                           January 1, 2003                             October 27, 2003
                           March 17, 2003                              December 25, 2003
                           April 18, 2003                              December 26, 2003
                           April 21, 2003
         Italy
                           November 1, 2002                            May 1, 2003
                           December 8, 2002                            August 15, 2003
                           December 25, 2002                           November 1, 2003
                           December 26, 2002                           December 8, 2003
                           January 1, 2003                             December 25, 2003
                           January 6, 2003                             December 26, 2003
                           April 21, 2003
                           April 25, 2003
         Luxembourg

                           November 1, 2002                            June 9, 2003
                           December 25, 2002                           June 23, 2003
                           December 26, 2002                           August 15, 2003
                           January 1, 2003                             November 1, 2003
                           April 21, 2003                              December 25, 2003
                           May 1, 2003                                 December 26, 2003
                           May 29, 2003
         Netherlands
                           December 25, 2002                           May 29, 2003
                           December 26, 2002                           June 9, 2003
                           January 1, 2003                             December 25, 2003
                           April 18, 2003                              December 26, 2003
                           April 21, 2003
                           April 30, 2003
         Portugal
                           November 1, 2002                            May 1, 2003
                           December 24, 2002                           June 10, 2003
                           December 25, 2002                           June 19, 2003
                           December 26, 2002                           August 15, 2003
                           January 1, 2003                             October 5, 2003
                           March 4, 2003                               November 1, 2003
                           April 18, 2003                              December 1, 2003
                           April 21, 2003                              December 8, 2003
                           April 25, 2003                              December 25, 2003
         Spain
                           October 12, 2002                            April 18, 2003
                           November 1, 2002                            April 21, 2003
                           December 6, 2002                            May 1, 2003
                           December 8, 2002                            October 12, 2003
                           December 24, 2002                           November 1, 2003
                           December 25, 2002                           December 6, 2003
                           December 26, 2002                           December 8, 2003
                           January 1, 2003                             December 25, 2003
                           January 6, 2003                             December 26, 2003



         Redemption. The longest redemption cycle for the Fresco Dow Jones EURO STOXX 50 Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. A redemption request over certain holidays may result in a settlement period that will exceed 7 calendar days. In the calendar year 2002, the dates of the regular holidays affecting the Spanish securities markets present the worst-case redemption cycle for the Fresco Dow Jones EURO STOXX 50 Fund as follows:

-------------------------------------------------------------------------------------------------
                                 Redemption            Redemption
     Holidays                 Request Date (R)      Settlement Date           Settlement Period
-------------------------------------------------------------------------------------------------
December 24, 2002              December 19, 2002       December 27, 2002      R + 8 days
December 25, 2002
December 26, 2002
-------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------

-------------------------------------------------

-------------------------------------------------

-------------------------------------------------



In the calendar year 2002, R + 8 calendar days would be the maximum number of calendar days necessary to satisfy a redemption request made on the Fresco Dow Jones EURO STOXX 50 Fund.

                                     PART C
                                OTHER INFORMATION

ITEM 23. Exhibits

(a)            Declaration of Trust(1)

(b)            Bylaws of the Trust(1)

(c)            Global Certificates evidencing shares of the Beneficial Interest,
               $0.01 par value, of each Fund to be filed by amendment.

(d)(i)         Investment Advisory Agreement between the Trust and UBS Global
               Asset Management (US) Inc. is filed herewith.

(d)(ii)        Sub-Advisory Agreement between UBS Global Asset Management (US)
               Inc. and UBS Global Asset Management Ltd. to be filed by amendment.

(e)            Principal Underwriting Agreement between the Trust and UBS Global
               Asset Management (US) Inc. is filed herewith.

(f)            Not applicable

(g)            Custodian and Accounting Services Agreement between the Trust and
               State Street Bank and Trust Company is filed herewith.

(h)(i) Administration Agreement between the Trust and State Street Bank and Trust Company is filed herewith.

(h)(ii)        Transfer Agency Services Agreement between the Trust and State
               Street Bank and Trust Company is filed herewith.

(h)(iii)       Form of Participant Agreement is filed herewith.

(h)(iv)        Sublicense Agreement among FRESCO Index Shares Funds, STOXX
               Limited and UBS AG will be filed by amendment.

(i) Opinion and Consent of Mayer Brown Rowe & Maw will be filed by amendment.

(j) Consent of PricewaterhouseCoopers, LLP will be filed by amendment.

(k)            Not applicable

(l)            Purchase Agreement between the Trust and UBS Global Asset
               Management (US) Inc. will be filed by amendment.

(m)            Not applicable.

(n)            Not applicable.

(p)(i)         Code of Ethics of the Trust, the Advisor and the Principal
               Underwriter are filed herewith.

(p)(ii)        Code of Ethics of Sub-Advisor is filed herewith.

(q)(i)         Powers of Attorney are filed herewith

(q)(ii)        Secretary's Certificate is filed herewith.

(1) Incorporated herein by reference from Registrant's Registration Statement on Form N-1A (File Nos. 811-21145 and 333-92106) as filed with the U.S. Securities and Exchange Commission on July 9, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Immediately prior to the contemplated public offering of the Trust Shares, UBS Global Asset Management (US) Inc. will be the sole shareholder of each Fund of the Trust.

ITEM 25. INDEMNIFICATION

Pursuant to Section 5.3 of the Registrant's Declaration of Trust and under
Section 4.8 of the Registrant's By-Laws, the Trust will indemnify any person who is, or has been, a Trustee, officer, employee or agent of the Trust against all expenses reasonably incurred or paid by him/her in connection with any claim, action, suit or proceeding in which he/she becomes involved as a party or otherwise by virtue of his/her being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him/her in the settlement thereof, if he/she acted in good faith and in a manner he/she reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his/her conduct was unlawful. In addition, indemnification is permitted only if it is determined that the actions in question did not render him/her liable by reason of willful misfeasance, bad faith or gross negligence in the performance of his/her duties or by reason of reckless disregard of his/her obligations and duties to the Registrant. The Registrant may also advance money for litigation expenses provided that Trustees, officers, employees and/or agents give their undertakings to repay the Registrant unless their conduct is later determined to permit indemnification.

Pursuant to Section 5.2 of the Registrant's Declaration of Trust, no Trustee, officer, employee or agent of the Registrant shall be liable for any action or failure to act, except in the case of willful misfeasance, bad faith or gross negligence or reckless disregard of duties to the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the provisions of Rule 484 under the Act, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant hereby undertakes that it will apply the indemnification provision of its by-laws in a manner consistent with Release 11330 of the Securities and Exchange Commission under the Investment Company Act of 1940, so long as the interpretation of Sections 17(h) and 17(i) of such Act remains in effect.

The Registrant will maintain insurance on behalf of any person who is or was a Trustee, officer, employee or agent of Registrant, or who is or was serving at the request of Registrant as a trustee, director, officer, employee or agent of another trust or corporation, against any liability asserted against him/her and incurred by him/her or arising out of his/her position. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify him/her.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

UBS Global AM, a Delaware corporation, is a registered investment advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in providing investment management, administration and distribution services. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS

         a) UBS Global AM serves as principal underwriter and/or investment advisor, sub-advisor or manager for the following investment companies:

                  FRESCO INDEX SHARES FUNDS
                  2002 TARGET TERM TRUST INC.
                  ALL AMERICAN TERM TRUST INC.
                  UBS FINANCIAL SERVICES FUND INC.
                  UBS INDEX TRUST
                  UBS INVESTMENT TRUST
                  UBS MANAGED INVESTMENTS TRUST
                  UBS MASTER SERIES, INC.
                  UBS MONEY SERIES
                  UBS SECURITIES TRUST
                  UBS SERIES TRUST
                  GLOBAL HIGH INCOME DOLLAR FUND INC.
                  INSURED MUNICIPAL INCOME FUND INC.
                  INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
                  LIQUID INSTITUTIONAL RESERVES
                  MANAGED HIGH YIELD PLUS FUND INC.
                  UBS PACE SELECT ADVISORS TRUST
                  STRATEGIC GLOBAL INCOME FUND, INC.
                  THE UBS FUNDS
                  UBS PAINEWEBBER CASHFUND, INC.
                  UBS PAINEWEBBER MANAGED MUNICIPAL TRUST
                  UBS PAINEWEBBER MUNICIPAL MONEY MARKET SERIES UBS PAINEWEBBER RMA MONEY FUND, INC.
                  UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

         b) UBS Global AM is the Registrant's principal underwriter. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM are identified in its Form ADV filed with the Securities and Exchange Commission (registration number 801-13219) and such information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as directors or officers of the Registrant.

---------------------------------------------------------------------------------------------------------------------
Name, Address and Age         Positions and Offices With Registrant      Position and Offices with Underwriter
---------------------------------------------------------------------------------------------------------------------
Amy R. Doberman               Vice President and Assistant Secretary     Managing Director and General Counsel of
51 West 52nd Street                                                      UBS Global AM
New York, NY 10019-6114
---------------------------------------------------------------------------------------------------------------------
David M. Goldenberg           Vice President and Secretary               Executive Director and Deputy General
51 West 52nd Street                                                      Counsel of UBS Global AM
New York, NY 10019-6114
---------------------------------------------------------------------------------------------------------------------
Joseph A. LaCorte             President and Trustee                      Managing Director and Co-Head of
51 West 52nd Street                                                      the Global Index  Market group of UBS
New York, NY 10019-6114                                                  Global AM
---------------------------------------------------------------------------------------------------------------------
Cynthia Lo Bessette           Vice President and Assistant Secretary     Director and Assistant General Counsel of
51 West 52nd Street                                                      UBS Global AM
New York, NY 10019-6114
---------------------------------------------------------------------------------------------------------------------
Joseph T. Malone              Assistant Treasurer                        Director and Senior Manager of the Mutual
51 West 52nd Street                                                      Fund Finance Department of UBS Global AM
New York, NY 10019-6114
---------------------------------------------------------------------------------------------------------------------
Paul H. Schubert              Treasurer and Chief Financial Officer      Executive Director and Head of the
51 West 52nd Street                                                      Mutual Fund Finance Department of
New York, NY 10019-6114                                                  UBS Global AM
---------------------------------------------------------------------------------------------------------------------
Brian M. Storms               Chief Executive Officer and Trustee        Chief Executive Officer, Director
51 West 52nd Street                                                      and President of UBS Global AM
New York, NY 10019-6114
---------------------------------------------------------------------------------------------------------------------

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of State Street Bank and Trust Company, One Federal Street, 9th Floor, Boston, Massachusetts 02110.

ITEM 29. MANAGEMENT SERVICES

Not applicable.

ITEM 30. UNDERTAKINGS

The Trust hereby undertakes that it will file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25 if the Trust proposes to raise its initial capital pursuant to Section 14(a)(3) of the 1940 Act (15 U.S.C. 80a-14(a)(3)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 10th day of September, 2002.


                            FRESCO INDEX SHARES FUNDS

                            By: /s/ Brian A. Storms*
                                ----------------------
                                Brian A. Storms
                                Chief Executive Officer

                              SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following person in the capacities and on the date indicated:

Signatures                                  Title                                       Date
----------                                  -----                                       ----

/s/ Paul H. Schubert                        Treasurer                           September 10, 2002
------------------------------------
Paul H. Schubert

/s/ Joseph A. La Corte*                     President and Trustee               September 10, 2002
---------------------------
Joseph A. La Corte

/s/ Brian M. Storms*                        CEO and Trustee                     September 10, 2002
------------------------------------
Brian M. Storms

/s/ Walter E. Auch*                         Trustee                             September 10, 2002
------------------------------------
Walter E. Auch

/s/ Frank K. Reilly*                        Trustee                             September 10, 2002
------------------------------------
Frank K. Reilly

/s/ Edward M. Roob*                         Trustee                             September 10, 2002
------------------------------------
Edward M. Roob

/s/ David M. Goldenberg                     Attorney-in-fact                    September 10, 2002
---------------------------
David M. Goldenberg

*By David M. Goldenberg pursuant to Power of Attorney dated August 19, 2002.

                                  Exhibit List

(d)(i) Investment Advisory Agreement between the Trust and UBS Global Asset Management (US) Inc.

(e) Principal Underwriting Agreement between the Trust and UBS Global Asset Management (US) Inc.

(g) Custodian and Accounting Services Agreement between the Trust and State Street Bank and Trust Company

(h)(i) Administration Agreement between the Trust and State Street Bank and Trust Company

(h)(ii) Transfer Agency Services Agreement between the Trust and State Street Bank and Trust Company

(h)(iii) Form of Participant Agreement

(p)(i)   Code of Ethics of the Trust, the Advisor and the Principal Underwriter

(p)(ii)  Code of Ethics of the Sub-Advisor

(q)(i)   Powers of Attorney

(q)(ii)  Secretary's Certificate





                            STATEMENT OF DIFFERENCES
                            ------------------------

The registered trademark symbol shall be expressed as ................... 'r'
The service mark symbol shall be expressed as ........................... 'sm'
The British pound sterling sign shall be expressed as ................... 'L'
The section symbol shall be expressed as ................................ 'SS'
The dagger symbol shall be expressed as ................................. 'D'
The double dagger symbol shall be expressed as .......................... 'DD'
Characters normally expressed as superscript shall be preceded by ....... 'pp'
Characters normally expressed as subscript shall be preceded by.......... [u]